UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-06275

T. Rowe Price Balanced Fund, Inc.

(Exact name of registrant as specified in charter)

1307 Point Street, Baltimore, MD 21231

(Address of principal executive offices)

David Oestreicher

1307 Point Street, Baltimore, MD 21231

(Name and address of agent for service)

Registrant’s telephone number, including area code: (410) 345-2000

Date of fiscal year end: December 31

Date of reporting period: June 30, 2025

Item 1. Reports to Shareholders

    (a) Report pursuant to Rule 30e-1

Semi-Annual Shareholder Report

June 30, 2025

Balanced Fund

Investor Class (RPBAX)

This semi-annual shareholder report contains important information about Balanced Fund (the "fund") for the period of January 1, 2025 to June 30, 2025. You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Balanced Fund - Investor Class	$29	0.56%

What are some fund statistics?

Fund Statistics

Total Net Assets (000s)	$4,811,641
Number of Portfolio Holdings	1,529

Portfolio Turnover Rate	22.7%

What did the fund invest in?

Security Allocation (as a % of Net Assets)

Common Stocks	60.7%
U.S. Government Agency Obligations (Excluding Mortgage-Backed)	10.1
U.S. Government & Agency Mortgage-Backed Securities	7.4
Corporate Bonds	6.8
Bond Funds	4.8
Equity Funds	4.3
Asset-Backed Securities	1.0
Non-U.S. Government Mortgage-Backed Securities	0.8
Short-Term and Other	4.1

Top Ten Holdings (as a % of Net Assets)

U.S. Treasury Notes	7.7%
T. Rowe Price Real Assets Fund - I Class	4.3
T. Rowe Price Institutional High Yield Fund - Institutional Class	3.9
Federal National Mortgage Assn.	3.6
Microsoft	3.0
NVIDIA	3.0
U.S. Treasury Bonds	2.4
Apple	1.8
Amazon.com	1.8
Government National Mortgage Assn.	1.6

If you invest directly with T. Rowe Price, you can elect to receive future shareholder reports or other important documents through electronic delivery by enrolling at www.troweprice.com/paperless. If you invest through a financial intermediary such as an investment advisor, a bank, retirement plan sponsor or a brokerage firm, please contact that organization and ask if it can provide electronic delivery.

Visit www.troweprice.com/en/us/market-data-disclosures for additional legal notices & disclaimers.

202505-4461501

F68-053 8/25

Balanced Fund

Investor Class (RPBAX)

T. Rowe Price Investment Services, Inc.

1307 Point Street

Baltimore, Maryland 21231

Semi-Annual Shareholder Report

June 30, 2025

Balanced Fund

I Class (RBAIX)

This semi-annual shareholder report contains important information about Balanced Fund (the "fund") for the period of January 1, 2025 to June 30, 2025. You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Balanced Fund - I Class	$22	0.42%

What are some fund statistics?

Fund Statistics

Total Net Assets (000s)	$4,811,641
Number of Portfolio Holdings	1,529

Portfolio Turnover Rate	22.7%

What did the fund invest in?

Security Allocation (as a % of Net Assets)

Common Stocks	60.7%
U.S. Government Agency Obligations (Excluding Mortgage-Backed)	10.1
U.S. Government & Agency Mortgage-Backed Securities	7.4
Corporate Bonds	6.8
Bond Funds	4.8
Equity Funds	4.3
Asset-Backed Securities	1.0
Non-U.S. Government Mortgage-Backed Securities	0.8
Short-Term and Other	4.1

Top Ten Holdings (as a % of Net Assets)

U.S. Treasury Notes	7.7%
T. Rowe Price Real Assets Fund - I Class	4.3
T. Rowe Price Institutional High Yield Fund - Institutional Class	3.9
Federal National Mortgage Assn.	3.6
Microsoft	3.0
NVIDIA	3.0
U.S. Treasury Bonds	2.4
Apple	1.8
Amazon.com	1.8
Government National Mortgage Assn.	1.6

If you invest directly with T. Rowe Price, you can elect to receive future shareholder reports or other important documents through electronic delivery by enrolling at www.troweprice.com/paperless. If you invest through a financial intermediary such as an investment advisor, a bank, retirement plan sponsor or a brokerage firm, please contact that organization and ask if it can provide electronic delivery.

Visit www.troweprice.com/en/us/market-data-disclosures for additional legal notices & disclaimers.

202505-4461501

F424-053 8/25

Balanced Fund

I Class (RBAIX)

T. Rowe Price Investment Services, Inc.

1307 Point Street

Baltimore, Maryland 21231

Item 1. (b) Notice pursuant to Rule 30e-3.

Not applicable.

Item 2. Code of Ethics.

A code of ethics, as defined in Item 2 of Form N-CSR, applicable to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions is filed as an exhibit to the registrant’s annual Form N-CSR. No substantive amendments were approved or waivers were granted to this code of ethics during the registrant’s most recent fiscal half-year.

Item 3. Audit Committee Financial Expert.

Disclosure required in registrant’s annual Form N-CSR.

Item 4. Principal Accountant Fees and Services.

Disclosure required in registrant’s annual Form N-CSR.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a) Not applicable. The complete schedule of investments is included in Item 7 of this Form N-CSR.

(b) Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a – b) Report pursuant to Regulation S-X.

Financial Highlights
Portfolio of Investments
Financial Statements and Notes
Additional Fund Information
June 30, 2025
Financial Statements and Other Information
For more insights from T. Rowe Price
investment professionals, go to
troweprice.com .
T. ROWE PRICE
RPBAX Balanced Fund
RBAIX Balanced Fund–
.
I Class

T. ROWE PRICE Balanced Fund
(Unaudited)
Financial Highlights

For a share outstanding throughout each period
Investor Class
6 Months
. Ended
6/30/25
.. Year ..
.. Ended .
12/31/24 12/31/23 12/31/22 12/31/21 12/31/20
NET ASSET
VALUE
Beginning of period $ 26.28 $ 25.22 $ 22.22 $ 28.20 $ 27.24 $ 24.94
Investment
activities
Net investment
income
(1)(2)
0.30 0.55 0.51 0.43 0.37 0.40
Net realized and
unrealized gain/
loss 1.76 2.42 3.45 (5.29) 3.22 3.15
Total from
investment
activities 2.06 2.97 3.96 (4.86) 3.59 3.55
Distributions
Net investment
income (0.30) (0.58) (0.52) (0.44) (0.38) (0.41)
Net realized gain — (1.33) (0.44) (0.68) (2.25) (0.84)
Total distributions (0.30) (1.91) (0.96) (1.12) (2.63) (1.25)
NET ASSET
VALUE
End of period $ 28.04 $ 26.28 $ 25.22 $ 22.22 $ 28.20 $ 27.24

T. ROWE PRICE Balanced Fund
(Unaudited)
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
Investor Class
6 Months
. Ended
6/30/25
.. Year ..
.. Ended .
12/31/24 12/31/23 12/31/22 12/31/21 12/31/20
Ratios/Supplemental Data
Total return
(2)(3)
7.86% 11.84% 17.99% (17.26)% 13.36% 14.57%
Ratios to average net assets:
(2)
Gross expenses
before waivers/
payments by
Price Associates 0.61%
(4)
0.60% 0.60% 0.61% 0.57% 0.58%
Net expenses
after waivers/
payments by
Price Associates 0.56%
(4)
0.55% 0.55% 0.57% 0.53% 0.55%
Net investment
income 2.28%
(4)
2.06% 2.15% 1.74% 1.27% 1.63%
Portfolio turnover
rate 22.7% 39.2% 40.9% 97.7% 91.9% 75.7%
Net assets, end of
period (in millions) $2,570 $2,484 $2,490 $2,318 $4,224 $4,087
0% 0% 0% 0% 0% 0%
(1)
Per share amounts calculated using average shares outstanding method.
(2)
Includes the impact of expense-related arrangements with Price Associates.
(3)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable. Total return is not annualized for periods less than one year.
(4)
Annualized

T. ROWE PRICE Balanced Fund
(Unaudited)
Financial Highlights

For a share outstanding throughout each period
I Class
6 Months
. Ended
6/30/25
.. Year ..
.. Ended .
12/31/24 12/31/23 12/31/22 12/31/21 12/31/20
NET ASSET
VALUE
Beginning of period $ 26.26 $ 25.20 $ 22.21 $ 28.20 $ 27.23 $ 24.94
Investment
activities
Net investment
income
(1)(2)
0.32 0.59 0.54 0.49 0.41 0.43
Net realized and
unrealized gain/
loss 1.75 2.42 3.44 (5.31) 3.22 3.14
Total from
investment
activities 2.07 3.01 3.98 (4.82) 3.63 3.57
Distributions
Net investment
income (0.32) (0.62) (0.55) (0.49) (0.41) (0.44)
Net realized gain — (1.33) (0.44) (0.68) (2.25) (0.84)
Total distributions (0.32) (1.95) (0.99) (1.17) (2.66) (1.28)
NET ASSET
VALUE
End of period $ 28.01 $ 26.26 $ 25.20 $ 22.21 $ 28.20 $ 27.23

T. ROWE PRICE Balanced Fund
(Unaudited)
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
I Class
6 Months
. Ended
6/30/25
.. Year ..
.. Ended .
12/31/24 12/31/23 12/31/22 12/31/21 12/31/20
Ratios/Supplemental Data
Total return
(2)(3)
7.90% 12.00% 18.10% (17.12)% 13.51% 14.67%
Ratios to average net assets:
(2)
Gross expenses
before waivers/
payments by
Price Associates 0.47%
(4)
0.47% 0.47% 0.47% 0.45% 0.46%
Net expenses
after waivers/
payments by
Price Associates 0.42%
(4)
0.42% 0.42% 0.43% 0.41% 0.43%
Net investment
income 2.43%
(4)
2.20% 2.28% 2.02% 1.39% 1.74%
Portfolio turnover
rate 22.7% 39.2% 40.9% 97.7% 91.9% 75.7%
Net assets, end of
period (in millions) $2,241 $2,116 $1,889 $1,669 $1,173 $871
0% 0% 0% 0% 0% 0%
(1)
Per share amounts calculated using average shares outstanding method.
(2)
Includes the impact of expense-related arrangements with Price Associates.
(3)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable. Total return is not annualized for periods less than one year.
(4)
Annualized

T. ROWE PRICE Balanced Fund
June 30, 2025 (Unaudited)

Portfolio of Investments
‡
Shares/Par $ Value
(Cost and value in $000s)
‡
ASSET-BACKED SECURITIES  1.0%
Affirm Master Trust
Series 2025-2A, Class A
4.67%, 7/15/33 (1) 2,335,000 2,335
Bayview Opportunity Master Fund VII
Series 2024-CAR1, Class A, FRN
SOFR30A + 1.10%, 5.405%, 12/26/31 (1) 135,161 136
BRE Grand Islander Timeshare Issuer
Series 2019-A, Class A
3.28%, 9/26/33 (1) 118,627 117
CarMax Auto Owner Trust
Series 2023-3, Class B
5.47%, 2/15/29  580,000 592
CarMax Auto Owner Trust
Series 2024-1, Class B
5.17%, 8/15/29  105,000 106
Carvana Auto Receivables Trust
Series 2021-P4, Class C
2.33%, 2/10/28  1,715,000 1,643
Carvana Auto Receivables Trust
Series 2024-N1, Class B
5.63%, 5/10/30 (1) 235,000 238
Carvana Auto Receivables Trust
Series 2025-P2, Class A4
4.75%, 6/10/31  1,055,000 1,067
Chenango Park
Series 2018-1A, Class A2R, CLO, FRN
3M TSFR + 1.45%, 5.706%, 4/15/30 (1) 475,000 475
CIFC Funding
Series 2018-1A, Class A1R, CLO, FRN
3M TSFR + 1.32%, 5.589%, 1/18/38 (1) 520,000 521
CyrusOne Data Centers Issuer I
Series 2024-2A, Class A2
4.50%, 5/20/49 (1) 2,330,000 2,269
Driven Brands Funding
Series 2020-1A, Class A2
3.786%, 7/20/50 (1) 627,340 612
Driven Brands Funding
Series 2020-2A, Class A2
3.237%, 1/20/51 (1) 1,158,498 1,107
Driven Brands Funding
Series 2021-1A, Class A2
2.791%, 10/20/51 (1) 1,450,052 1,355
Elara HGV Timeshare Issuer
Series 2023-A, Class A
6.16%, 2/25/38 (1) 338,696 349

T. ROWE PRICE Balanced Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Elara HGV Timeshare Issuer
Series 2023-A, Class B
6.53%, 2/25/38 (1) 272,318 280
Elmwood
Series 2022-7A, Class AR, CLO, FRN
3M TSFR + 1.50%, 5.78%, 1/17/37 (1) 1,385,000 1,392
Enterprise Fleet Financing
Series 2024-3, Class A3
4.98%, 8/21/28 (1) 155,000 157
Enterprise Fleet Financing
Series 2024-3, Class A4
5.06%, 3/20/31 (1) 110,000 112
Enterprise Fleet Financing
Series 2024-4, Class A2
4.69%, 7/20/27 (1) 455,000 456
Enterprise Fleet Financing
Series 2024-4, Class A4
4.70%, 6/20/31 (1) 670,000 678
Ford Credit Auto Owner Trust
Series 2020-2, Class C
1.74%, 4/15/33 (1) 1,665,000 1,649
Ford Credit Floorplan Master Owner Trust
Series 2020-2, Class B
1.32%, 9/15/27  1,275,000 1,259
Halseypoint 6
Series 2022-6A, Class A1R, CLO, FRN
3M TSFR + 1.35%, 5.619%, 1/20/38 (1) 690,000 691
Hardee's Funding
Series 2024-1A, Class A2
7.253%, 3/20/54 (1) 907,506 936
Highbridge Loan Management
Series 5A-2015, Class A1R3, CLO, FRN
3M TSFR + 1.06%, 5.316%, 10/15/30 (1) 379,422 379
Huntington Bank Auto Credit-Linked Notes
Series 2024-1, Class B1
6.153%, 5/20/32 (1) 146,745 149
Huntington Bank Auto Credit-Linked Notes
Series 2025-1, Class B
4.957%, 3/21/33 (1) 986,415 990
Invesco U.S.
Series 2023-1A, Class AR, CLO, FRN
3M TSFR + 1.57%, 5.842%, 4/22/37 (1) 720,000 722
Jamestown XV
Series 2020-15A, Class A1R, CLO, FRN
3M TSFR + 1.37%, 5.626%, 7/15/35 (1) 1,160,000 1,160

T. ROWE PRICE Balanced Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Jersey Mike's Funding
Series 2021-1A, Class A2I
2.891%, 2/15/52 (1) 49,500 48
KKR
Series 2022-43A, Class A1R, CLO, FRN
3M TSFR + 1.75%, 6.006%, 1/15/36 (1) 1,075,000 1,077
Madison Park Funding XXXIII
Series 2019-33A, Class AR, CLO, FRN
3M TSFR + 1.29%, 5.546%, 10/15/32 (1) 1,203,912 1,205
MVW
Series 2019-2A, Class A
2.22%, 10/20/38 (1) 348,213 343
Navient Private Education Refi Loan Trust
Series 2019-CA, Class A2
3.13%, 2/15/68 (1) 290,755 285
Navient Private Education Refi Loan Trust
Series 2020-GA, Class A
1.17%, 9/16/69 (1) 213,170 199
Navistar Financial Dealer Note Master Owner Trust
Series 2024-1, Class A
5.59%, 4/25/29 (1) 165,000 166
NMEF Funding
Series 2025-A, Class A2
4.72%, 7/15/32 (1) 965,000 965
OCP
Series 2017-13A, Class AR2, CLO, FRN
3M TSFR + 1.34%, 5.609%, 11/26/37 (1) 1,910,000 1,915
Octane Receivables Trust
Series 2024-RVM1, Class A
5.01%, 1/22/46 (1) 715,459 722
Post Road Equipment Finance
Series 2024-1A, Class A2
5.59%, 11/15/29 (1) 94,926 95
Progress Residential Trust
Series 2024-SFR5, Class A
3.00%, 8/9/29 (1) 345,000 324
Santander Bank Auto Credit-Linked Notes
Series 2022-C, Class B
6.451%, 12/15/32 (1) 76,364 76
Santander Drive Auto Receivables Trust
Series 2021-1, Class E
2.51%, 12/15/28  3,157,207 3,129
Santander Drive Auto Receivables Trust
Series 2021-3, Class E
2.70%, 10/16/28 (1) 4,300,000 4,275

T. ROWE PRICE Balanced Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
SCF Equipment Leasing
Series 2024-1A, Class C
5.82%, 9/20/32 (1) 390,000 403
SCF Equipment Trust
Series 2025-1A, Class A2
4.82%, 7/22/30 (1) 1,015,000 1,017
SCF Equipment Trust
Series 2025-1A, Class A3
5.11%, 11/21/33 (1) 995,000 1,015
SEB Funding
Series 2024-1A, Class A2
7.386%, 4/30/54 (1) 313,000 320
ServiceMaster Funding
Series 2021-1, Class A2I
2.865%, 7/30/51 (1) 1,551,599 1,425
Signal Peak
Series 2018-5A, Class A1R, CLO, FRN
3M TSFR + 1.55%, 5.832%, 4/25/37 (1) 2,220,000 2,227
SMB Private Education Loan Trust
Series 2018-B, Class A2A
3.60%, 1/15/37 (1) 183,716 181
SMB Private Education Loan Trust
Series 2020-B, Class A1A
1.29%, 7/15/53 (1) 571,962 539
SMB Private Education Loan Trust
Series 2021-A, Class APT1
1.07%, 1/15/53 (1) 1,267,781 1,141
TPIC SPV I
Series 2024-1A, Class A
7.131%, 11/30/44, Acquisition Date: 12/10/24, Cost $1,643 (2)
(3) 1,643,203 1,643
Verdant Receivables
Series 2023-1A, Class A2
6.24%, 1/13/31 (1) 254,680 259
Verdant Receivables
Series 2024-1A, Class A2
5.68%, 12/12/31 (1) 143,547 146
Verdant Receivables
Series 2025-1A, Class B
5.37%, 5/12/33 (1) 100,000 102
Total Asset-Backed Securities (Cost $49,373) 49,174
BOND FUNDS  4.8%
T. Rowe Price Inflation Protected Bond Fund - I Class,
5.47% (4)(5) 2,230,766 23,445

T. ROWE PRICE Balanced Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
T. Rowe Price Institutional High Yield Fund - Institutional Class,
6.58% (4)(5) 23,453,892 186,224
T. Rowe Price Limited Duration Inflation Focused Bond Fund - I
Class, 4.85% (4)(5) 4,429,532 21,173
Total Bond Funds (Cost $238,805) 230,842
COMMON STOCKS  60.7%
COMMUNICATION SERVICES  4.8%
Diversified Telecommunication Services  0.3%
AT&T  54,901 1,589
BT Group (GBP)  2,767,313 7,368
KT (KRW)  131,837 5,437
14,394
Entertainment  0.8%
Electronic Arts  2,800 447
Netflix (6) 20,979 28,094
Sea, ADR (6) 45,893 7,340
Spotify Technology (6) 799 613
Take-Two Interactive Software (6) 1,628 395
TKO Group Holdings  3,494 636
Walt Disney  12,689 1,574
39,099
Interactive Media & Services  3.0%
Alphabet, Class A  130,204 22,946
Alphabet, Class C  254,822 45,203
Meta Platforms, Class A  92,635 68,373
Pinterest, Class A (6) 102,984 3,693
Tencent Holdings (HKD)  38,200 2,461
142,676
Media  0.2%
Charter Communications, Class A (6) 3,259 1,332
Comcast, Class A  164,960 5,888
WPP (GBP)  513,283 3,614
10,834
Wireless Telecommunication Services  0.5%
KDDI (JPY)  392,800 6,744
T-Mobile U.S.  68,655 16,358
23,102
Total Communication Services 230,105

T. ROWE PRICE Balanced Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
CONSUMER DISCRETIONARY  6.7%
Automobile Components  0.3%
Autoliv, SDR (SEK)  51,649 5,783
Denso (JPY)  321,000 4,332
Dowlais Group (GBP)  1,184,819 1,085
Magna International  49,319 1,904
13,104
Automobiles  0.9%
General Motors  12,900 635
Subaru (JPY)  168,900 2,928
Suzuki Motor (JPY)  362,000 4,364
Tesla (6) 81,882 26,011
Toyota Motor (JPY)  538,900 9,281
43,219
Broadline Retail  2.1%
Alibaba Group Holding (HKD)  136,984 1,939
Amazon.com (6) 393,075 86,237
eBay  8,200 610
Isetan Mitsukoshi Holdings (JPY) (7) 327,500 4,987
Next (GBP)  47,494 8,112
101,885
Distributors  0.0%
Pool  1,300 379
379
Hotels, Restaurants & Leisure  1.2%
Amadeus IT Group (EUR) (7) 75,299 6,361
Booking Holdings  1,731 10,021
Chipotle Mexican Grill (6) 119,063 6,685
Compass Group (GBP)  317,161 10,743
Domino's Pizza  858 387
DoorDash, Class A (6) 21,921 5,404
Hilton Worldwide Holdings  6,056 1,613
Las Vegas Sands  16,953 738
Marriott International, Class A  5,488 1,499
McDonald's  43,100 12,592
Wingstop  1,151 388
Yum! Brands  2,400 356
56,787
Household Durables  0.4%
NVR (6) 147 1,086
Panasonic Holdings (JPY)  481,000 5,146

T. ROWE PRICE Balanced Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Persimmon (GBP)  161,305 2,870
Sony Group (JPY)  455,500 11,843
20,945
Specialty Retail  1.5%
AutoZone (6) 2,729 10,131
Bath & Body Works  4,441 133
Carvana (6) 62,211 20,963
Home Depot  39,203 14,373
Kingfisher (GBP)  1,653,967 6,605
Lowe's  6,894 1,530
O'Reilly Automotive (6) 16,785 1,513
Ross Stores  65,350 8,337
TJX  33,030 4,079
Tractor Supply  71,191 3,757
Ulta Beauty (6) 1,014 474
71,895
Textiles, Apparel & Luxury Goods  0.3%
Asics (JPY)  97,200 2,479
Deckers Outdoor (6) 6,600 680
Kering (EUR)  17,601 3,834
Lululemon Athletica (6) 3,962 941
Moncler (EUR)  76,806 4,381
NIKE, Class B  9,700 689
Samsonite Group (HKD)  1,007,400 1,877
14,881
Total Consumer Discretionary 323,095
CONSUMER STAPLES  3.2%
Beverages  0.4%
Coca-Cola  60,972 4,314
Diageo (GBP)  167,838 4,232
Heineken (EUR)  69,516 6,065
Keurig Dr Pepper  65,130 2,153
Monster Beverage (6) 11,588 726
PepsiCo  11,808 1,559
19,049
Consumer Staples Distribution & Retail  0.6%
Costco Wholesale  5,641 5,584
Dollar Tree (6) 43,007 4,259
Seven & i Holdings (JPY)  424,700 6,836
Walmart  108,043 10,565
27,244

T. ROWE PRICE Balanced Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Food Products  0.7%
Ajinomoto (JPY)  177,700 4,820
Lamb Weston Holdings  1,800 93
Mondelez International, Class A  158,770 10,708
Nestle (CHF)  198,280 19,714
Tyson Foods, Class A  4,300 241
Wilmar International (SGD)  250,000 564
36,140
Household Products  0.6%
Colgate-Palmolive  100,081 9,098
Kimberly-Clark  8,813 1,136
Procter & Gamble  113,603 18,099
28,333
Personal Care Products  0.8%
Kenvue  575,124 12,037
L'Oreal (EUR)  15,876 6,800
Puig Brands, Class B (EUR) (7) 134,427 2,658
Unilever (GBP)  312,599 19,077
40,572
Tobacco  0.1%
Altria Group  20,522 1,203
Philip Morris International  22,839 4,160
5,363
Total Consumer Staples 156,701
ENERGY  2.2%
Energy Equipment & Services  0.3%
Baker Hughes  5,000 191
Schlumberger  270,880 9,156
TechnipFMC  122,727 4,227
13,574
Oil, Gas & Consumable Fuels  1.9%
Chevron  74,271 10,635
ConocoPhillips  130,932 11,750
Diamondback Energy  23,356 3,209
EOG Resources  9,475 1,133
EQT  10,132 591
Equinor (NOK)  368,583 9,308
Expand Energy  4,768 558
Exxon Mobil  95,039 10,245
Hess  1,544 214
Phillips 66  30,200 3,603

T. ROWE PRICE Balanced Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Range Resources  212,461 8,641
Shell, ADR  142,190 10,012
Targa Resources  6,681 1,163
Texas Pacific Land  258 272
TotalEnergies (EUR)  215,159 13,151
Valero Energy  52,691 7,083
Williams  25,034 1,572
93,140
Total Energy 106,714
FINANCIALS  11.5%
Banks  4.1%
ANZ Group Holdings (AUD)  227,575 4,364
Banco Santander (EUR)  966,274 8,002
Bank of America  304,333 14,401
Barclays (GBP)  1,157,278 5,347
Citigroup  88,481 7,531
DBS Group Holdings (SGD)  188,800 6,665
DNB Bank (NOK)  360,885 9,980
Erste Group Bank (EUR)  48,773 4,152
Fifth Third Bancorp  17,951 738
HDFC Bank (INR)  248,614 5,804
Huntington Bancshares  45,990 771
ING Groep (EUR)  446,910 9,795
Intesa Sanpaolo (EUR)  1,036,038 5,968
JPMorgan Chase  123,284 35,741
KeyCorp  329,767 5,745
Lloyds Banking Group (GBP)  6,907,183 7,263
Mitsubishi UFJ Financial Group (JPY)  759,600 10,356
National Bank of Canada (CAD) (7) 72,941 7,527
Popular  2,966 327
Skandinaviska Enskilda Banken, Class A (SEK)  343,112 5,981
Societe Generale (EUR)  137,029 7,839
Standard Chartered (GBP)  435,416 7,205
Sumitomo Mitsui Trust Group (JPY)  164,308 4,370
Truist Financial  5,386 232
U.S. Bancorp  22,500 1,018
UniCredit (EUR)  139,998 9,391
United Overseas Bank (SGD)  270,000 7,642
Wells Fargo  30,438 2,439
Western Alliance Bancorp  4,063 317
196,911

T. ROWE PRICE Balanced Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Capital Markets  1.8%
Ares Management, Class A  4,325 749
Bank of New York Mellon  12,579 1,146
Blackrock  1,968 2,065
Blackstone  2,300 344
Bridgepoint Group (GBP)  706,060 3,016
Brookfield (CAD)  107,685 6,665
Cboe Global Markets  1,894 442
Charles Schwab  195,793 17,864
CME Group  20,591 5,675
CVC Capital Partners (EUR)  178,368 3,667
Goldman Sachs Group  12,756 9,028
Intercontinental Exchange  63,524 11,655
Julius Baer Group (CHF)  62,425 4,234
KKR  10,464 1,392
Macquarie Group (AUD)  39,324 5,914
Moody's  1,766 886
Morgan Stanley  33,043 4,654
S&P Global  8,841 4,662
State Street  8,546 909
TPG  15,836 831
Tradeweb Markets, Class A  3,708 543
86,341
Consumer Finance  0.3%
American Express  33,035 10,538
Capital One Financial  19,530 4,155
14,693
Financial Services  2.5%
Adyen (EUR) (6) 2,314 4,250
Apollo Global Management  4,561 647
Berkshire Hathaway, Class B (6) 62,286 30,257
Block (6) 24,900 1,692
Corebridge Financial  188,365 6,687
Corpay (6) 18,659 6,191
Edenred (EUR)  61,311 1,904
Equitable Holdings  12,156 682
Fiserv (6) 57,269 9,874
Global Payments  1,255 100
Mastercard, Class A  39,544 22,221
Visa, Class A  91,336 32,429
Voya Financial  15,420 1,095
118,029

T. ROWE PRICE Balanced Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Insurance  2.7%
Admiral Group (GBP)  95,987 4,310
AIA Group (HKD)  624,000 5,653
Allstate  72,577 14,611
American International Group  15,347 1,314
Aviva (GBP)  541,530 4,604
AXA (EUR)  204,508 10,042
Axis Capital Holdings  5,844 607
Chubb  47,061 13,635
Definity Financial (CAD)  92,114 5,369
Definity Financial, Acquisition Date: 5/28/25, Cost $333
(CAD) (3)(6) 6,899 382
Great-West Lifeco (CAD)  130,563 4,966
Hartford Insurance Group  11,096 1,408
Mandatum (EUR)  488,596 3,197
Marsh & McLennan  19,650 4,296
MetLife  39,682 3,191
Muenchener Rueckversicherungs-Gesellschaft (EUR)  22,918 14,881
Progressive  8,792 2,346
RenaissanceRe Holdings  5,028 1,221
Sampo, Class A (EUR)  683,968 7,361
Storebrand (NOK)  363,421 5,147
Tokio Marine Holdings (JPY)  312,400 13,240
Travelers  34,505 9,231
131,012
Mortgage Real Estate Investment Trusts  0.1%
Annaly Capital Management, REIT  180,016 3,388
3,388
Total Financials 550,374
HEALTH CARE  5.9%
Biotechnology  0.5%
AbbVie  24,808 4,605
Amgen  1,597 446
Argenx, ADR (6) 7,358 4,056
Gilead Sciences  101,211 11,221
Regeneron Pharmaceuticals  2,124 1,115
Vertex Pharmaceuticals (6) 5,155 2,295
23,738
Health Care Equipment & Supplies  1.4%
Abbott Laboratories  43,596 5,929
Alcon (CHF)  45,766 4,059

T. ROWE PRICE Balanced Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Alcon  63,600 5,614
Becton Dickinson & Company  29,179 5,026
Boston Scientific (6) 27,876 2,994
Cooper (6) 12,873 916
EssilorLuxottica (EUR) (7) 18,852 5,177
Intuitive Surgical (6) 24,491 13,309
Koninklijke Philips (EUR)  266,347 6,396
Medtronic  7,851 684
Siemens Healthineers (EUR)  136,880 7,599
Sonova Holding (CHF)  7,728 2,305
Stryker  15,250 6,033
Sysmex (JPY)  124,500 2,167
Zimmer Biomet Holdings  9,167 836
69,044
Health Care Providers & Services  1.3%
Cardinal Health  2,600 437
Cencora  35,971 10,786
Cigna Group  23,042 7,617
CVS Health  24,000 1,656
Elevance Health  27,213 10,585
McKesson  1,174 860
Molina Healthcare (6) 1,810 539
Quest Diagnostics  24,942 4,480
Tenet Healthcare (6) 51,305 9,030
UnitedHealth Group  52,097 16,253
Universal Health Services, Class B  1,000 181
62,424
Life Sciences Tools & Services  0.4%
Danaher  42,322 8,360
Mettler-Toledo International (6) 580 681
Repligen (6) 3,316 413
Revvity  67,960 6,573
Thermo Fisher Scientific  13,172 5,341
21,368
Pharmaceuticals  2.3%
AstraZeneca, ADR  319,172 22,304
Bristol-Myers Squibb  9,300 431
Chugai Pharmaceutical (JPY)  131,800 6,882
Chugai Pharmaceutical, ADR  58,389 1,522
Eli Lilly  36,032 28,088
Johnson & Johnson  20,968 3,203
Merck  21,112 1,671

T. ROWE PRICE Balanced Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Novartis (CHF)  95,004 11,531
Novo Nordisk, Class B (DKK)  128,433 8,900
Pfizer  21,635 524
Roche Holding (CHF)  44,092 14,393
Sanofi (EUR)  101,079 9,786
Viatris  95,310 851
110,086
Total Health Care 286,660
INDUSTRIALS & BUSINESS SERVICES  7.4%
Aerospace & Defense  1.5%
Boeing (6) 13,679 2,866
General Electric  92,306 23,759
Howmet Aerospace  6,765 1,259
L3Harris Technologies  26,318 6,602
Melrose Industries (GBP)  1,032,280 7,518
Northrop Grumman  13,464 6,732
Rheinmetall (EUR)  2,631 5,572
RTX  5,386 786
Safran (EUR)  36,845 12,016
Thales (EUR)  12,051 3,558
TransDigm Group  1,833 2,787
73,455
Air Freight & Logistics  0.0%
FedEx  1,477 336
336
Building Products  0.2%
Carrier Global  13,653 999
Johnson Controls International  6,805 719
Kingspan Group (EUR)  28,318 2,413
Owens Corning  20,024 2,754
Trane Technologies  2,645 1,157
Trex (6) 3,800 206
8,248
Commercial Services & Supplies  0.4%
Cintas  12,325 2,747
Element Fleet Management (CAD)  326,910 8,188
Republic Services  26,243 6,472
Veralto  3,286 332
Waste Connections  3,317 619
Waste Management  3,705 848
19,206

T. ROWE PRICE Balanced Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Construction & Engineering  0.1%
API Group (6) 8,100 414
Shimizu (JPY)  263,600 2,944
Worley (AUD)  270,739 2,331
5,689
Electrical Equipment  1.3%
ABB (CHF)  168,665 10,108
AMETEK  69,588 12,593
Emerson Electric  4,809 641
GE Vernova  11,454 6,061
Hubbell  3,342 1,365
Legrand (EUR)  43,265 5,799
Mitsubishi Electric (JPY)  449,000 9,657
Prysmian (EUR)  135,373 9,584
Rockwell Automation  11,222 3,728
Vertiv Holdings, Class A  8,298 1,065
60,601
Ground Transportation  0.7%
Canadian National Railway  5,800 603
CSX  39,629 1,293
Norfolk Southern  45,199 11,570
Old Dominion Freight Line  52,763 8,563
Saia (6) 3,403 932
Uber Technologies (6) 3,266 305
Union Pacific  36,659 8,435
31,701
Industrial Conglomerates  0.9%
DCC (GBP)  56,622 3,675
Honeywell International  5,905 1,375
Roper Technologies  7,697 4,363
Siemens (EUR)  114,772 29,480
SK Square (KRW) (6) 18,814 2,529
41,422
Machinery  1.2%
Caterpillar  5,104 1,981
Cummins  4,111 1,346
Deere  29,088 14,791
Dover  5,987 1,097
Esab  2,965 358
Fortive  11,103 579
Ingersoll Rand  10,327 859

T. ROWE PRICE Balanced Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
KION Group (EUR)  66,820 3,732
Middleby (6) 1,085 156
Parker-Hannifin  15,796 11,033
Sandvik (SEK)  253,519 5,821
SMC (JPY)  6,700 2,401
Stanley Black & Decker  19,316 1,309
Westinghouse Air Brake Technologies  56,439 11,816
Xylem  4,600 595
57,874
Passenger Airlines  0.1%
Ryanair Holdings, ADR  65,500 3,778
United Airlines Holdings (6) 6,610 526
4,304
Professional Services  0.4%
Automatic Data Processing  1,000 308
Booz Allen Hamilton Holding  2,400 250
Dayforce (6) 8,800 487
Equifax  15,214 3,946
Recruit Holdings (JPY)  75,800 4,458
SS&C Technologies Holdings  3,200 265
TechnoPro Holdings (JPY) (7) 171,200 4,989
Teleperformance (EUR)  19,787 1,922
Verisk Analytics  2,543 792
17,417
Trading Companies & Distributors  0.6%
AerCap Holdings  42,951 5,025
Ashtead Group (GBP)  26,552 1,703
Bunzl (GBP)  124,883 3,980
Ferguson Enterprises  21,907 4,770
Mitsubishi (JPY)  187,800 3,753
SiteOne Landscape Supply (6) 1,578 191
Sumitomo (JPY)  276,500 7,135
26,557
Total Industrials & Business Services 346,810
INFORMATION TECHNOLOGY  14.5%
Communications Equipment  0.2%
Arista Networks (6) 13,930 1,425
Cisco Systems  35,485 2,462
Telefonaktiebolaget LM Ericsson, Class B (SEK)  667,087 5,701
9,588

T. ROWE PRICE Balanced Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Electronic Equipment, Instruments & Components  0.6%
Amphenol, Class A  23,615 2,332
CDW  2,967 530
Hamamatsu Photonics (JPY)  159,000 1,932
Jabil  600 131
Keysight Technologies (6) 97,866 16,036
Murata Manufacturing (JPY)  152,100 2,248
Ralliant (6) 3,401 165
TE Connectivity  35,238 5,943
Teledyne Technologies (6) 2,680 1,373
Zebra Technologies, Class A (6) 1,300 401
31,091
IT Services  0.5%
Accenture, Class A  16,270 4,863
International Business Machines  6,323 1,864
NEC (JPY)  202,700 5,914
Nomura Research Institute (JPY)  143,700 5,747
Okta (6) 2,200 220
Shopify, Class A (6) 43,491 5,017
23,625
Semiconductors & Semiconductor Equipment  6.5%
Advanced Micro Devices (6) 30,700 4,356
Analog Devices  35,293 8,400
Applied Materials  14,500 2,655
ASML Holding (EUR)  20,710 16,596
ASML Holding  6,698 5,368
BE Semiconductor Industries (EUR)  21,434 3,206
Broadcom  174,331 48,054
First Solar (6) 12,982 2,149
Intel  120,817 2,706
KLA  7,655 6,857
Lam Research  16,907 1,646
Marvell Technology  10,500 813
Microchip Technology  5,400 380
Micron Technology  14,472 1,784
Monolithic Power Systems  6,187 4,525
NVIDIA  903,813 142,793
NXP Semiconductors  33,262 7,267
QUALCOMM  18,806 2,995
Renesas Electronics (JPY)  228,000 2,821
Taiwan Semiconductor Manufacturing (TWD)  611,969 22,379
Taiwan Semiconductor Manufacturing, ADR  13,766 3,118

T. ROWE PRICE Balanced Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Texas Instruments  67,093 13,930
Tokyo Electron (JPY)  34,500 6,607
311,405
Software  4.7%
Adobe (6) 5,652 2,187
Autodesk (6) 2,788 863
Cadence Design Systems (6) 5,481 1,689
Canva, Acquisition Date: 8/16/21 - 12/17/21, Cost $668 (2)(3)
(6) 392 563
Confluent, Class A (6) 13,951 348
Crowdstrike Holdings, Class A (6) 7,674 3,908
Datadog, Class A (6) 7,286 979
Descartes Systems Group (6) 5,787 588
Dynatrace (6) 8,289 458
Fair Isaac (6) 786 1,437
Fortinet (6) 15,398 1,628
Gen Digital  41,248 1,213
Gusto, Acquisition Date: 10/4/21, Cost $216 (2)(3)(6) 7,517 192
HubSpot (6) 187 104
Intuit  10,316 8,125
Microsoft  291,692 145,090
Monday.com (6) 586 184
Oracle  22,641 4,950
Palantir Technologies, Class A (6) 29,639 4,040
Palo Alto Networks (6) 9,730 1,991
Salesforce  18,258 4,979
SAP (EUR)  58,921 18,017
ServiceNow (6) 15,545 15,981
Synopsys (6) 11,529 5,911
Workday, Class A (6) 1,282 308
225,733
Technology Hardware, Storage & Peripherals  2.0%
Apple  429,816 88,186
Pure Storage, Class A (6) 8,700 501
Samsung Electronics (KRW)  143,986 6,367
Sandisk (6) 3,861 175
Western Digital  5,084 325
95,554
Total Information Technology 696,996
MATERIALS  2.2%
Chemicals  1.3%
Air Liquide (EUR)  41,424 8,542

T. ROWE PRICE Balanced Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Akzo Nobel (EUR)  58,947 4,136
BASF (EUR)  76,566 3,787
CF Industries Holdings  4,249 391
Corteva  8,800 656
Covestro (EUR) (6) 62,745 4,465
Johnson Matthey (GBP)  77,169 1,840
Linde  32,229 15,121
Mosaic  13,852 505
PPG Industries  30,040 3,417
RPM International  1,312 144
Sherwin-Williams  42,331 14,535
Shin-Etsu Chemical (JPY)  187,600 6,195
63,734
Construction Materials  0.1%
Amrize (CHF) (6) 37,969 1,894
Holcim (CHF)  37,969 2,820
Vulcan Materials  2,973 775
5,489
Containers & Packaging  0.3%
Ball  79,900 4,482
International Paper  191,715 8,978
Packaging Corp. of America  1,412 266
13,726
Metals & Mining  0.4%
Antofagasta (GBP)  249,854 6,212
BHP Group (AUD)  115,963 2,790
BHP Group (GBP)  159,389 3,816
Franco-Nevada (7) 10,452 1,713
Freeport-McMoRan  113,510 4,921
Steel Dynamics  6,279 804
20,256
Paper & Forest Products  0.1%
Stora Enso, Class R (EUR)  275,700 2,997
West Fraser Timber (7) 7,496 550
3,547
Total Materials 106,752
REAL ESTATE  0.9%
Health Care Real Estate Investment Trusts  0.1%
Alexandria Real Estate Equities, REIT  1,300 94
Ventas, REIT  5,600 354

T. ROWE PRICE Balanced Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Welltower, REIT  37,652 5,788
6,236
Industrial Real Estate Investment Trusts  0.1%
Prologis, REIT  15,169 1,595
Rexford Industrial Realty, REIT  26,349 937
Segro (GBP)  251,156 2,351
4,883
Real Estate Management & Development  0.2%
CBRE Group, Class A (6) 6,085 853
CoStar Group (6) 3,159 254
Mitsui Fudosan (JPY)  782,600 7,576
8,683
Residential Real Estate Investment Trusts  0.1%
AvalonBay Communities, REIT  2,516 512
Camden Property Trust, REIT  1,658 187
Equity Residential, REIT  5,900 398
Essex Property Trust, REIT  16,319 4,625
Sun Communities, REIT  4,979 630
6,352
Retail Real Estate Investment Trusts  0.1%
Kimco Realty, REIT  15,303 321
Regency Centers, REIT  4,961 353
Scentre Group (AUD)  2,262,378 5,314
Simon Property Group, REIT  3,438 553
6,541
Specialized Real Estate Investment Trusts  0.3%
American Tower, REIT  10,109 2,234
Crown Castle, REIT  5,300 545
CubeSmart, REIT  5,349 227
Equinix, REIT  2,050 1,631
Public Storage, REIT  22,640 6,643
VICI Properties, REIT  101,264 3,301
14,581
Total Real Estate 47,276
UTILITIES  1.4%
Electric Utilities  0.6%
Constellation Energy  24,649 7,956
Exelon  20,148 875
NextEra Energy  37,033 2,571
PG&E  104,208 1,452

T. ROWE PRICE Balanced Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Southern  32,548 2,989
Xcel Energy  164,584 11,208
27,051
Gas Utilities  0.1%
Atmos Energy  30,482 4,698
4,698
Independent Power & Renewable Electricity
Producers  0.0%
Electric Power Development (JPY)  123,500 2,107
2,107
Multi-Utilities  0.6%
Ameren  87,795 8,432
CMS Energy  8,700 603
Consolidated Edison  11,312 1,135
Dominion Energy  11,200 633
DTE Energy  5,299 702
Engie (EUR)  336,553 7,910
National Grid (GBP)  637,421 9,356
Sempra  6,052 459
29,230
Water Utilities  0.1%
American Water Works  23,108 3,214
3,214
Total Utilities 66,300
Total Common Stocks (Cost $1,327,530) 2,917,783
CONVERTIBLE PREFERRED STOCKS  0.0%
INFORMATION TECHNOLOGY  0.0%
Software  0.0%
Canva, Series A, Acquisition Date: 11/4/21 - 12/17/21,
Cost $43 (2)(3)(6) 25 36
Canva, Series A-3, Acquisition Date: 12/17/21, Cost $3 (2)(3)(6) 2 3
Databricks, Series G, Acquisition Date: 2/1/21, Cost $229 (2)
(3)(6) 3,879 359
Databricks, Series H, Acquisition Date: 8/31/21, Cost $625 (2)
(3)(6) 8,505 786
Databricks, Series I, Acquisition Date: 9/14/23, Cost $112 (2)
(3)(6) 1,526 141

T. ROWE PRICE Balanced Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Gusto, Series E, Acquisition Date: 7/13/21, Cost $317 (2)(3)(6) 10,431 266
Total Information Technology 1,591
Total Convertible Preferred Stocks (Cost $1,329) 1,591
CORPORATE BONDS  6.8%
AbbVie, 2.95%, 11/21/26  920,000 905
AbbVie, 3.20%, 5/14/26  420,000 416
AbbVie, 4.50%, 5/14/35  1,900,000 1,832
AbbVie, 4.80%, 3/15/29  1,260,000 1,285
ABN AMRO Bank, 4.75%, 7/28/25 (1) 940,000 940
AerCap Ireland Capital, 2.45%, 10/29/26  935,000 911
AerCap Ireland Capital, 6.50%, 7/15/25  365,000 365
AHS Hospital, 5.024%, 7/1/45  1,600,000 1,473
AIB Group, VR, 6.608%, 9/13/29 (1)(8) 650,000 687
Alcon Finance, 2.60%, 5/27/30 (1) 1,300,000 1,188
Alexandria Real Estate Equities, 3.95%, 1/15/27  655,000 651
Ally Financial, 2.20%, 11/2/28  700,000 644
Ameren, 5.70%, 12/1/26  1,820,000 1,850
America Movil, 6.375%, 3/1/35  300,000 328
Amgen, 2.77%, 9/1/53  447,000 263
Amphenol, 5.05%, 4/5/29  895,000 920
APA Infrastructure, 4.25%, 7/15/27 (1) 620,000 621
Appalachian Power, 4.45%, 6/1/45  2,450,000 2,003
Arthur J Gallagher, 4.85%, 12/15/29  360,000 365
Athene Global Funding, 4.86%, 8/27/26 (1) 2,935,000 2,946
Atlassian, 5.25%, 5/15/29  575,000 590
Atmos Energy, 4.15%, 1/15/43  1,500,000 1,275
AutoZone, 3.125%, 4/21/26  650,000 642
AutoZone, 5.05%, 7/15/26  2,690,000 2,707
Banco Santander, 3.49%, 5/28/30  200,000 190
Banco Santander, 5.439%, 7/15/31  3,600,000 3,730
Bank of America, 6.11%, 1/29/37  900,000 949
Bank of America, 6.75%, 6/1/28  700,000 741
Bank of America, VR, 2.299%, 7/21/32 (8) 2,240,000 1,953
Bank of America, VR, 2.676%, 6/19/41 (8) 3,450,000 2,458
Bank of America, Series N, VR, 2.651%, 3/11/32 (8) 2,325,000 2,085
Bank of Montreal, 2.65%, 3/8/27  2,035,000 1,987
Bank of New York Mellon, VR, 6.474%, 10/25/34 (8) 1,885,000 2,067
Banner Health, 1.897%, 1/1/31  670,000 583
Barclays, VR, 5.674%, 3/12/28 (8) 750,000 763
Barclays, VR, 5.69%, 3/12/30 (8) 2,055,000 2,126
BAT Capital, 4.39%, 8/15/37  1,385,000 1,233

T. ROWE PRICE Balanced Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
BAT Capital, 5.834%, 2/20/31  810,000 852
Bayer U.S. Finance, 6.375%, 11/21/30 (1) 1,540,000 1,638
Baylor Scott & White Holdings, 3.967%, 11/15/46  1,850,000 1,461
BBVA Mexico Institucion De Banca Multiple Grupo Financiero,
5.25%, 9/10/29  1,345,000 1,366
Berkshire Hathaway Energy, 5.15%, 11/15/43  1,350,000 1,280
Boston Gas, 5.843%, 1/10/35 (1) 245,000 254
Boston Properties, 3.65%, 2/1/26  1,165,000 1,155
Brighthouse Financial Global Funding, 1.55%, 5/24/26 (1) 1,110,000 1,079
Brixmor Operating Partnership, 3.90%, 3/15/27  565,000 560
Brixmor Operating Partnership, 4.125%, 6/15/26  1,220,000 1,215
Broadcom, 5.05%, 7/12/29  3,600,000 3,687
Burlington Northern Santa Fe, 4.375%, 9/1/42  1,400,000 1,225
Burlington Northern Santa Fe, 6.15%, 5/1/37  650,000 708
Cadence Design Systems, 4.30%, 9/10/29  965,000 965
Cameron LNG, 2.902%, 7/15/31 (1) 575,000 522
Cameron LNG, 3.701%, 1/15/39 (1) 475,000 397
Canadian National Railway, 5.85%, 11/1/33  1,155,000 1,233
Canadian Pacific Railway, 1.75%, 12/2/26  930,000 898
Canadian Pacific Railway, 3.50%, 5/1/50  1,695,000 1,205
Capital One Financial, 3.65%, 5/11/27  1,215,000 1,201
Capital One Financial, VR, 6.051%, 2/1/35 (8) 365,000 379
Cardinal Health, 3.75%, 9/15/25 (7) 1,005,000 1,003
Carvana, 9.00%, 12/1/28, (9.00% Cash or 12.00% PIK) (1)(9) 245,959 252
Carvana, 9.00%, 6/1/30, (11.00% Cash or 13.00% PIK) (1)(9) 433,180 455
Carvana, 9.00%, 6/1/31, (14.00% PIK) (1)(9) 552,934 655
Caterpillar Financial Services, 5.00%, 5/14/27  3,320,000 3,374
CBRE Services, 5.50%, 4/1/29  555,000 573
Centene, 3.375%, 2/15/30  2,240,000 2,048
Charter Communications Operating, 3.70%, 4/1/51  1,425,000 946
Charter Communications Operating, 4.908%, 7/23/25  569,000 569
Citigroup, VR, 2.976%, 11/5/30 (8) 2,750,000 2,570
Citigroup, VR, 4.075%, 4/23/29 (8) 2,000,000 1,979
CMS Energy, 4.70%, 3/31/43  840,000 724
CMS Energy, 4.875%, 3/1/44  1,200,000 1,065
CNO Global Funding, 2.65%, 1/6/29 (1) 3,255,000 3,032
Coca-Cola Europacific Partners, 1.50%, 1/15/27 (1) 2,400,000 2,297
Comcast, 4.15%, 10/15/28  2,455,000 2,449
Comcast, 5.50%, 5/15/64  1,250,000 1,157
CommonSpirit Health, 2.782%, 10/1/30  755,000 690
Corebridge Financial, 4.40%, 4/5/52  4,505,000 3,593
Cox Communications, 2.95%, 10/1/50 (1) 2,775,000 1,572
CRH America Finance, 3.95%, 4/4/28 (1) 2,600,000 2,575

T. ROWE PRICE Balanced Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
CRH America Finance, 5.50%, 1/9/35  1,380,000 1,414
Crown Castle, 2.25%, 1/15/31  1,440,000 1,255
Crown Castle, 2.90%, 3/15/27  735,000 715
CVS Health, 5.40%, 6/1/29  1,375,000 1,413
CVS Health, 6.00%, 6/1/63  2,695,000 2,554
Daimler Trucks Finance North America, 3.65%, 4/7/27 (1) 2,155,000 2,127
Danske Bank, VR, 5.705%, 3/1/30 (1)(8) 395,000 409
Dell International, 8.35%, 7/15/46  1,066,000 1,354
DTE Energy, 5.10%, 3/1/29  2,570,000 2,620
Duke Energy, 2.65%, 9/1/26  640,000 628
Elevance Health, 4.65%, 1/15/43  915,000 800
Enact Holdings, 6.25%, 5/28/29  365,000 379
Enbridge, 4.25%, 12/1/26  590,000 588
Enbridge, 4.60%, 6/20/28  245,000 246
Enbridge, 5.625%, 4/5/34  770,000 789
Enbridge, 6.20%, 11/15/30  345,000 368
Enbridge Energy Partners, 5.50%, 9/15/40  245,000 235
Eni, 5.50%, 5/15/34 (1) 735,000 740
Enterprise Products Operating, 4.30%, 6/20/28  695,000 698
Enterprise Products Operating, 4.60%, 1/11/27  2,830,000 2,849
EOG Resources, 4.40%, 7/15/28  940,000 944
Equitable America Global Funding, 4.65%, 6/9/28 (1) 1,390,000 1,401
Equitable Financial Life Global Funding, 1.40%, 7/7/25 (1)(7) 780,000 779
ERAC USA Finance, 4.50%, 2/15/45 (1) 505,000 435
Essex Portfolio, 2.65%, 3/15/32  1,430,000 1,249
Fidelity National Financial, 4.50%, 8/15/28  2,065,000 2,054
Fifth Third Bancorp, VR, 4.895%, 9/6/30 (8) 595,000 600
Fifth Third Bancorp, VR, 6.339%, 7/27/29 (8) 460,000 484
FirstEnergy Transmission, 5.00%, 1/15/35  270,000 266
Fiserv, 3.20%, 7/1/26  1,100,000 1,088
Fiserv, 5.45%, 3/15/34  2,035,000 2,080
Ford Motor Credit, 5.125%, 11/5/26  1,265,000 1,253
Ford Motor Credit, 7.122%, 11/7/33  640,000 663
Foundry JV Holdco, 5.90%, 1/25/33 (1) 600,000 620
Foundry JV Holdco, 6.15%, 1/25/32 (1) 705,000 741
GATX, 6.05%, 3/15/34  1,675,000 1,774
General Motors Financial, 2.40%, 4/10/28  3,205,000 3,013
George Washington University, Series 2014, 4.30%, 9/15/44  975,000 824
Goldman Sachs Group, 6.75%, 10/1/37  700,000 767
Goldman Sachs Group, VR, 2.615%, 4/22/32 (8) 1,300,000 1,154
Goldman Sachs Group, VR, 2.908%, 7/21/42 (8) 1,710,000 1,222
Goldman Sachs Group, VR, 5.734%, 1/28/56 (8) 1,325,000 1,326
HCA, 4.125%, 6/15/29  1,895,000 1,862

T. ROWE PRICE Balanced Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
HCA, 4.375%, 3/15/42  775,000 637
Health Care Service Corp. A Mutual Legal Reserve, 5.45%,
6/15/34 (1) 1,020,000 1,032
Healthcare Realty Holdings, 3.625%, 1/15/28  1,075,000 1,047
Healthpeak, 2.125%, 12/1/28  655,000 607
Healthpeak, 2.875%, 1/15/31  360,000 327
HF Sinclair, 6.25%, 1/15/35  1,820,000 1,846
HSBC Bank USA, 5.875%, 11/1/34 (7) 950,000 1,003
HSBC Holdings, VR, 5.719%, 3/4/35 (8) 1,145,000 1,183
HSBC Holdings, VR, 7.399%, 11/13/34 (8) 1,445,000 1,611
Humana, 5.95%, 3/15/34  830,000 862
Hyundai Capital America, 2.00%, 6/15/28 (1) 2,435,000 2,254
Hyundai Capital America, 5.35%, 3/19/29 (1) 240,000 244
Hyundai Capital America, 6.50%, 1/16/29 (1) 420,000 442
Iberdrola International, 6.75%, 9/15/33  1,000,000 1,068
Icon Investments Six, 5.849%, 5/8/29  290,000 300
Illinois Tool Works, 3.90%, 9/1/42  1,200,000 993
Intel, 5.90%, 2/10/63  1,440,000 1,348
Intercontinental Exchange, 5.25%, 6/15/31  1,500,000 1,554
IQVIA, 6.25%, 2/1/29  730,000 763
Jackson National Life Global Funding, 4.70%, 6/5/28 (1) 1,485,000 1,494
Jackson National Life Global Funding, 4.90%, 1/13/27 (1) 2,915,000 2,935
JDE Peet's, 1.375%, 1/15/27 (1) 2,240,000 2,126
John Deere Capital, 4.40%, 9/8/31  2,230,000 2,221
John Deere Capital, 4.50%, 1/8/27  1,330,000 1,338
JPMorgan Chase, VR, 5.299%, 7/24/29 (8) 3,125,000 3,204
Kilroy Realty, 4.375%, 10/1/25  480,000 480
Kroger, 5.00%, 9/15/34  630,000 623
Liberty Mutual Group, 4.85%, 8/1/44 (1)(7) 1,700,000 1,469
Lowe's, 4.45%, 4/1/62  1,400,000 1,085
Manufacturers & Traders Trust, VR, 4.762%, 7/6/28 (8) 1,035,000 1,042
Marvell Technology, 4.75%, 7/15/30  210,000 211
MassMutual Global Funding II, 5.10%, 4/9/27 (1) 2,340,000 2,376
Mayo Clinic, Series 2013, 4.00%, 11/15/47  1,500,000 1,194
McDonald's, 1.45%, 9/1/25 (7) 940,000 935
MedStar Health, Series 20A, 3.626%, 8/15/49  905,000 621
Mid-Atlantic Interstate Transmission, 4.10%, 5/15/28 (1) 2,640,000 2,620
Mondelez International, 4.75%, 2/20/29  2,970,000 3,019
Morgan Stanley, 4.30%, 1/27/45  1,150,000 977
Morgan Stanley, 6.25%, 8/9/26  755,000 769
Morgan Stanley, VR, 3.217%, 4/22/42 (8) 1,445,000 1,097
Morgan Stanley, VR, 5.656%, 4/18/30 (8) 3,540,000 3,672
Motorola Solutions, 5.00%, 4/15/29  800,000 813

T. ROWE PRICE Balanced Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
National Bank of Canada, 5.60%, 12/18/28  2,560,000 2,657
New York State Electric & Gas, 5.30%, 8/15/34 (1) 1,075,000 1,084
NextEra Energy Capital Holdings, 5.749%, 9/1/25  680,000 681
Niagara Mohawk Power, 4.647%, 10/3/30 (1) 840,000 840
NiSource, 3.49%, 5/15/27  1,730,000 1,702
NiSource, 3.95%, 3/30/48  1,775,000 1,362
Nutrien, 4.00%, 12/15/26  830,000 825
Occidental Petroleum, 5.375%, 1/1/32  1,285,000 1,276
Omnicom Group, 3.60%, 4/15/26  830,000 824
Oracle, 5.375%, 7/15/40  2,170,000 2,108
Oracle, 6.90%, 11/9/52  1,020,000 1,133
O'Reilly Automotive, 3.60%, 9/1/27  1,825,000 1,801
O'Reilly Automotive, 5.00%, 8/19/34  2,165,000 2,146
O'Reilly Automotive, 5.75%, 11/20/26  390,000 397
Owens Corning, 5.70%, 6/15/34  995,000 1,031
Pacific Gas & Electric, 2.10%, 8/1/27  1,340,000 1,271
Perrigo Finance Unlimited, 4.90%, 6/15/30  1,510,000 1,477
Pioneer Natural Resources, 1.125%, 1/15/26  755,000 741
PPL Capital Funding, 3.10%, 5/15/26  2,200,000 2,159
Principal Financial Group, 4.111%, 2/15/28 (1) 1,800,000 1,783
Public Storage Operating, 1.95%, 11/9/28  1,210,000 1,126
Qorvo, 4.375%, 10/15/29  404,000 391
Realty Income, 3.10%, 12/15/29  2,130,000 2,019
Realty Income, 3.95%, 8/15/27  1,490,000 1,481
RELX Capital, 3.00%, 5/22/30  945,000 890
Republic Services, 5.00%, 12/15/33  2,235,000 2,280
RGA Global Funding, 5.448%, 5/24/29 (1) 1,630,000 1,679
Rogers Communications, 3.625%, 12/15/25  610,000 607
Rogers Communications, 4.50%, 3/15/42  2,935,000 2,503
Roper Technologies, 3.80%, 12/15/26  1,085,000 1,076
Ross Stores, 1.875%, 4/15/31  450,000 385
Sabine Pass Liquefaction, 4.20%, 3/15/28  1,335,000 1,328
Sabine Pass Liquefaction, 4.50%, 5/15/30  560,000 558
Santander Holdings USA, VR, 2.49%, 1/6/28 (8) 1,365,000 1,321
Santander Holdings USA, VR, 6.342%, 5/31/35 (8) 725,000 754
Santander U.K. Group Holdings, VR, 2.469%, 1/11/28 (8) 1,605,000 1,553
Simon Property Group, 2.65%, 2/1/32  1,810,000 1,591
Simon Property Group, 3.80%, 7/15/50  1,865,000 1,375
Skandinaviska Enskilda Banken, 5.125%, 3/5/27 (1) 2,800,000 2,843
Solventum, 5.40%, 3/1/29  1,660,000 1,710
South Bow USA Infrastructure Holdings, 5.026%, 10/1/29 (1) 420,000 421
Southern, 5.70%, 3/15/34  1,540,000 1,604
Southern California Edison, 5.15%, 6/1/29  2,010,000 2,032

T. ROWE PRICE Balanced Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Southern Gas Capital, 4.95%, 9/15/34  1,525,000 1,503
Spectra Energy Partners, 3.375%, 10/15/26  480,000 473
Standard Chartered, VR, 2.608%, 1/12/28 (1)(7)(8) 1,000,000 971
T-Mobile USA, 5.75%, 1/15/34  1,860,000 1,947
Tampa Electric, 6.15%, 5/15/37  1,000,000 1,041
Targa Resources, 5.50%, 2/15/35  745,000 746
Targa Resources Partners, 5.00%, 1/15/28  1,168,000 1,166
Teachers Insurance & Annuity Assn. of America, 4.90%,
9/15/44 (1) 1,800,000 1,618
Time Warner Cable, 6.55%, 5/1/37  450,000 463
Time Warner Cable, 6.75%, 6/15/39  530,000 547
TJX, 1.60%, 5/15/31  375,000 323
Toronto-Dominion Bank, 4.994%, 4/5/29  2,795,000 2,852
TotalEnergies Capital International, 2.986%, 6/29/41  2,630,000 1,926
Toyota Motor Credit, 4.80%, 1/5/26 (7) 2,935,000 2,942
TR Finance, 3.35%, 5/15/26  405,000 399
Transcontinental Gas Pipe Line, 4.60%, 3/15/48  1,645,000 1,375
Transurban Finance, 2.45%, 3/16/31 (1) 1,445,000 1,284
Transurban Finance, 3.375%, 3/22/27 (1) 395,000 389
Transurban Finance, 4.125%, 2/2/26 (1) 335,000 334
Travelers, 6.25%, 6/15/37  750,000 827
Trinity Health, 4.125%, 12/1/45  725,000 598
Uber Technologies, 4.30%, 1/15/30  2,395,000 2,378
United Airlines PTT, Series 2019-1, Class AA, 4.15%, 8/25/31  831,844 794
UnitedHealth Group, 3.75%, 7/15/25  645,000 645
UnitedHealth Group, 4.40%, 6/15/28  200,000 201
UnitedHealth Group, 4.70%, 4/15/29  3,125,000 3,158
Verizon Communications, 2.10%, 3/22/28  460,000 435
Verizon Communications, 4.00%, 3/22/50  2,000,000 1,516
VMware, 1.40%, 8/15/26  3,125,000 3,023
Vodafone Group, 4.25%, 9/17/50  775,000 601
Vodafone Group, 4.875%, 6/19/49  2,045,000 1,750
Volkswagen Group of America Finance, 6.45%, 11/16/30 (1) 2,015,000 2,145
Walt Disney, 3.70%, 10/15/25  525,000 524
Waste Connections, 3.20%, 6/1/32  2,315,000 2,113
Wells Fargo, VR, 2.393%, 6/2/28 (8) 3,915,000 3,773
Wells Fargo, VR, 3.068%, 4/30/41 (8) 3,995,000 3,018
Wells Fargo, VR, 6.303%, 10/23/29 (8) 905,000 957
Westpac New Zealand, 5.195%, 2/28/29 (1) 1,855,000 1,899
Williams, 4.625%, 6/30/30  355,000 354
Williams, 5.10%, 9/15/45  1,735,000 1,565
Williams, 5.15%, 3/15/34  245,000 244
Willis North America, 4.50%, 9/15/28  1,370,000 1,374

T. ROWE PRICE Balanced Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Woodside Finance, 3.70%, 9/15/26 (1) 738,000 731
Woodside Finance, 3.70%, 3/15/28 (1) 1,187,000 1,158
Workday, 3.70%, 4/1/29  750,000 733
WP Carey, 3.85%, 7/15/29  1,470,000 1,428
Total Corporate Bonds (Cost $341,104) 326,818
EQUITY FUNDS  4.3%
T. Rowe Price Real Assets Fund - I Class (4) 13,679,063 207,238
Total Equity Funds (Cost $169,965) 207,238
FOREIGN GOVERNMENT OBLIGATIONS &
MUNICIPALITIES  0.4%
Autoridad del Canal de Panama, 4.95%, 7/29/35 (1) 510,000 474
Corp. Nacional del Cobre de Chile, 3.00%, 9/30/29 (1) 2,645,000 2,459
Province of Alberta Canada, 4.50%, 1/24/34  2,760,000 2,756
Province of British Columbia, 4.20%, 7/6/33  2,648,000 2,599
Province of Manitoba Canada, 4.30%, 7/27/33  2,595,000 2,551
Republic of Panama, 3.298%, 1/19/33  2,100,000 1,718
Republic of Peru, 5.375%, 2/8/35  660,000 660
Republic of Poland, Series 10Y, 3.25%, 4/6/26  1,030,000 1,022
Republic of Poland, Series 30Y, 5.50%, 3/18/54  1,540,000 1,433
United Mexican States, 2.659%, 5/24/31  3,439,000 2,983
United Mexican States, 3.50%, 2/12/34  2,315,000 1,949
Total Foreign Government Obligations & Municipalities
(Cost $21,994) 20,604
MUNICIPAL SECURITIES  0.7%
California  0.1%
Bay Area Toll Auth., Series S-10, 3.176%, 4/1/41  2,900,000 2,249
Inland Valley Dev. Agency, Tax Allocation, Series B, 5.50%,
3/1/33 (10) 660,000 662
Los Angeles Airport, Series C, Build America, 7.053%, 5/15/40  1,000,000 1,151
Univ. of California Regents, Series J, 4.131%, 5/15/45  365,000 323
4,385
Georgia  0.1%
Fulton County, Build America, GO, 5.148%, 7/1/39  2,665,000 2,655
2,655
Illinois  0.0%
Chicago O'Hare Int'l Airport, Series B, Build America, 6.395%,
1/1/40  755,000 832

T. ROWE PRICE Balanced Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Chicago O'Hare Int'l Airport, Senior Lien, Series D, 2.346%,
1/1/30  975,000 900
Illinois Toll Highway Auth., Series A, Build America, 6.184%,
1/1/34  470,000 503
Metropolitan Water Reclamation Dist. of Greater Chicago, Build
America, GO, 5.72%, 12/1/38  500,000 517
2,752
Maryland  0.1%
Maryland HHEFA, Univ. of Maryland Medical System, Series B,
4.665%, 7/1/36  1,800,000 1,743
1,743
Michigan  0.1%
Detroit City School Dist., Qualified School Construction Bonds,
GO, 6.645%, 5/1/29  2,000,000 2,149
2,149
New Jersey  0.0%
New Jersey Turnpike Auth., Series F, Build America, 7.414%,
1/1/40  415,000 496
496
New York  0.0%
Metropolitan Transportation Auth., Build America, 7.336%,
11/15/39  210,000 248
New York City Water & Sewer System, Build America, 6.011%,
6/15/42  245,000 252
New York State Dormitory Auth., Series F, Build America,
5.628%, 3/15/39  1,300,000 1,337
Port Auth. of New York & New Jersey, 3.139%, 2/15/51  800,000 572
Port Auth. of New York & New Jersey, Series 182, 5.31%,
8/1/46  1,400,000 1,362
3,771
Ohio  0.0%
JobsOhio Beverage System, Liquid Profits, Series B, 3.985%,
1/1/29  845,000 847
847
Pennsylvania  0.0%
Philadelphia Auth. for IDA, 3.964%, 4/15/26  205,000 204
204
South Carolina  0.1%
South Carolina Public Service Auth., Series C, 5.784%, 12/1/41  2,000,000 2,004
2,004
Texas  0.0%
Central Texas Turnpike System, Series C, 3.029%, 8/15/41  1,820,000 1,361
Dallas/Fort Worth Int'l Airport, Series A, 2.994%, 11/1/38  1,155,000 975
Tarrant County Cultural Ed. Fac. Fin., Series A, 4.366%,
11/15/47  1,200,000 1,001

T. ROWE PRICE Balanced Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Texas Private Activity Bond Surface Transportation, North
Tarrant Express, Series B, 3.922%, 12/31/49  1,900,000 1,483
4,820
Virginia  0.1%
Univ. of Virginia, Series B, 2.584%, 11/1/51  3,675,000 2,225
Virginia Public Building Auth., Series B-2, Build America, 5.90%,
8/1/30  695,000 719
2,944
Wisconsin  0.1%
PFA, Bayhealth Medical Center, Series B, 3.405%, 7/1/51  2,910,000 2,004
2,004
Total Municipal Securities (Cost $34,989) 30,774
NON-U.S. GOVERNMENT MORTGAGE-BACKED
SECURITIES  0.8%
Angel Oak Mortgage Trust, Series 2020-6, Class A2, CMO,
ARM, 1.518%, 5/25/65 (1) 211,649 193
Angel Oak Mortgage Trust, Series 2021-1, Class A1, CMO,
ARM, 0.909%, 1/25/66 (1) 725,974 629
Angel Oak Mortgage Trust, Series 2021-2, Class A1, CMO,
ARM, 0.985%, 4/25/66 (1) 725,783 621
BANK5, Series 2024-5YR12, Class A3, ARM, 5.902%, 12/15/57  705,000 740
Barclays Mortgage Loan Trust, Series 2021-NQM1, Class A3,
CMO, ARM, 2.189%, 9/25/51 (1) 732,954 657
Bayview Financing Trust, Series 2024-2F, Class A, CMO, ARM,
7.084%, 9/25/29, Acquisition Date: 8/29/24, Cost $1,553 (2)(3) 1,553,213 1,553
BBCMS Mortgage Trust, Series 2019-BWAY, Class D, ARM, 1M
TSFR + 2.274%, 6.586%, 11/15/34 (1) 605,000 5
BBCMS Mortgage Trust, Series 2024-5C27, Class A3, 6.014%,
7/15/57  285,000 298
BIG Commercial Mortgage Trust, Series 2022-BIG, Class A,
ARM, 1M TSFR + 1.342%, 5.654%, 2/15/39 (1) 3,039,083 3,031
BX Trust, Series 2025-ROIC, Class A, ARM, 1M TSFR +
1.144%, 5.456%, 3/15/30 (1) 3,200,000 3,180
Citigroup Mortgage Loan Trust, Series 2020-EXP2, Class A3,
CMO, ARM, 2.50%, 8/25/50 (1) 719,525 621
Cross Mortgage Trust, Series 2024-H4, Class A1, CMO, STEP,
6.147%, 7/25/69 (1) 302,734 305
Ellington Financial Mortgage Trust, Series 2019-2, Class A3,
CMO, ARM, 3.046%, 11/25/59 (1) 104,656 99
Ellington Financial Mortgage Trust, Series 2020-2, Class A1,
CMO, ARM, 1.178%, 10/25/65 (1) 499,287 467
Ellington Financial Mortgage Trust, Series 2021-2, Class A1,
CMO, ARM, 0.931%, 6/25/66 (1) 458,755 383

T. ROWE PRICE Balanced Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Extended Stay America Trust, Series 2021-ESH, Class B, ARM,
1M TSFR + 1.494%, 5.806%, 7/15/38 (1) 1,050,716 1,051
Flagstar Mortgage Trust, Series 2021-5INV, Class A2, CMO,
ARM, 2.50%, 7/25/51 (1) 2,109,404 1,717
Galton Funding Mortgage Trust, Series 2018-1, Class A23,
CMO, ARM, 3.50%, 11/25/57 (1) 57,339 52
GS Mortgage Securities Trust, Series 2015-GC32, Class A4,
3.764%, 7/10/48  118,536 118
GS Mortgage-Backed Securities Trust, Series 2020-INV1,
Class A14, CMO, ARM, 2.908%, 10/25/50 (1) 247,071 210
Hudson Yards Mortgage Trust, Series 2025-SPRL, Class A,
ARM, 5.649%, 1/13/40 (1) 550,000 567
JPMorgan Barclays Bank Commercial Mortgage Securities
Trust, Series 2015-C31, Class A3, 3.801%, 8/15/48  609,394 608
JPMorgan Chase Commercial Mortgage Securities Trust,
Series 2020-609M, Class A, ARM, 1M TSFR + 1.734%,
6.046%, 10/15/33 (1) 2,510,000 2,498
JPMorgan Chase Commercial Mortgage Securities Trust,
Series 2022-OPO, Class B, 3.377%, 1/5/39 (1) 760,000 677
JPMorgan Mortgage Trust, Series 2019-INV3, Class A15, CMO,
ARM, 3.50%, 5/25/50 (1) 447,937 404
JPMorgan Mortgage Trust, Series 2019-INV3, Class A3, CMO,
ARM, 3.50%, 5/25/50 (1) 518,933 468
MHC Commercial Mortgage Trust, Series 2021-MHC, Class B,
ARM, 1M TSFR + 1.215%, 5.527%, 4/15/38 (1) 2,876,000 2,876
Morgan Stanley Bank of America Merrill Lynch Trust,
Series 2015-C24, Class AS, ARM, 4.036%, 5/15/48  1,375,000 1,369
Morgan Stanley Bank of America Merrill Lynch Trust,
Series 2015-C27, Class AS, 4.068%, 12/15/47  2,775,000 2,756
Morgan Stanley Capital I Trust, Series 2014-150E, Class A,
3.912%, 9/9/32 (1) 2,140,000 1,895
Morgan Stanley Residential Mortgage Loan Trust, Series 2021-
2, Class A9, CMO, ARM, 2.50%, 5/25/51 (1) 433,117 351
New Residential Mortgage Loan Trust, Series 2022-INV1, Class
A4, CMO, ARM, 3.00%, 3/25/52 (1) 1,564,529 1,323
NYMT Loan Trust, Series 2025-INV1, Class A1, CMO, STEP,
5.402%, 4/25/60 (1) 311,560 313
OBX Trust, Series 2019-EXP3, Class 1A9, CMO, ARM, 3.50%,
10/25/59 (1) 114,942 105
OBX Trust, Series 2019-EXP3, Class 2A2, CMO, ARM, 1M
TSFR + 1.214%, 5.534%, 10/25/59 (1) 25,259 25
PSMC Trust, Series 2021-2, Class A3, CMO, ARM, 2.50%,
5/25/51 (1) 1,649,204 1,480
Sequoia Mortgage Trust, Series 2018-CH2, Class A3, CMO,
ARM, 4.00%, 6/25/48 (1) 121,453 114

T. ROWE PRICE Balanced Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
SG Residential Mortgage Trust, Series 2019-3, Class A1, CMO,
ARM, 2.703%, 9/25/59 (1) 2,066 2
Starwood Mortgage Residential Trust, Series 2019-INV1, Class
A3, CMO, ARM, 2.916%, 9/27/49 (1) 225,872 223
Starwood Mortgage Residential Trust, Series 2020-INV1, Class
A1, CMO, ARM, 1.027%, 11/25/55 (1) 173,286 164
Structured Agency Credit Risk Debt Notes, Series 2021-
DNA7, Class M1, CMO, ARM, SOFR30A + 0.85%, 5.155%,
11/25/41 (1) 529,412 528
Structured Agency Credit Risk Debt Notes, Series 2025-HQA1,
Class A1, CMO, ARM, SOFR30A + 0.95%, 5.255%, 2/25/45 (1) 422,500 422
Towd Point Mortgage Trust, Series 2018-1, Class A1, CMO,
ARM, 3.00%, 1/25/58 (1) 52,586 52
Towd Point Mortgage Trust, Series 2024-2, Class A1B, CMO,
ARM, 4.744%, 12/25/64 (1) 1,778,531 1,792
TX Trust, Series 2024-HOU, Class A, ARM, 1M TSFR +
1.591%, 5.903%, 6/15/39 (1) 170,000 169
Verus Securitization Trust, Series 2019-INV3, Class A1, CMO,
ARM, 3.692%, 11/25/59 (1) 170,878 169
Verus Securitization Trust, Series 2021-1, Class A1, CMO,
ARM, 0.815%, 1/25/66 (1) 316,592 282
Verus Securitization Trust, Series 2023-INV1, Class A1, CMO,
STEP, 5.999%, 2/25/68 (1) 812,718 812
Verus Securitization Trust, Series 2024-INV1, Class A2, CMO,
STEP, 6.318%, 3/25/69 (1) 1,244,670 1,256
Total Non-U.S. Government Mortgage-Backed Securities
(Cost $42,311) 39,630
U.S. GOVERNMENT & AGENCY MORTGAGE-BACKED
SECURITIES  7.4%
U.S. Government Agency Obligations  5.9%
Federal Home Loan Mortgage
2.50%, 5/1/30  420,338 407
3.00%, 1/1/29 - 8/1/43  2,571,321 2,335
3.50%, 3/1/42 - 3/1/46  4,261,661 3,985
4.00%, 9/1/40 - 6/1/42  1,292,241 1,249
4.50%, 6/1/39 - 5/1/42  758,285 758
5.00%, 12/1/35 - 8/1/40  337,703 344
5.50%, 1/1/38 - 12/1/39  109,849 113
6.00%, 2/1/28 - 8/1/38  11,012 12
6.50%, 8/1/32  4,503 5
7.00%, 6/1/32  9,793 10
Federal Home Loan Mortgage, ARM
1Y CMT + 2.25%, 7.079%, 10/1/36  2,797 3

T. ROWE PRICE Balanced Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
RFUCCT1Y + 1.726%, 7.564%, 7/1/35  10,042 10
RFUCCT1Y + 1.75%, 6.75%, 2/1/35  6,777 7
RFUCCT1Y + 1.911%, 6.538%, 12/1/36  18,456 19
RFUCCT1Y + 1.919%, 6.918%, 2/1/37  9,415 10
RFUCCT1Y + 2.031%, 6.796%, 11/1/36  18,840 19
Federal Home Loan Mortgage, UMBS
1.50%, 2/1/36  674,511 601
2.00%, 8/1/36 - 5/1/52  22,063,731 18,109
2.50%, 3/1/42 - 5/1/52  24,008,631 20,122
3.00%, 11/1/34 - 1/1/52  2,886,620 2,547
3.50%, 6/1/33  181,015 178
4.00%, 12/1/49 - 2/1/50  1,475,561 1,390
4.50%, 9/1/37 - 11/1/52  2,728,906 2,617
5.00%, 10/1/51 - 7/1/54  3,491,848 3,437
5.50%, 8/1/53 - 10/1/54  7,111,414 7,152
6.00%, 8/1/54 - 12/1/54  4,246,025 4,319
6.50%, 8/1/54 - 1/1/55  4,189,245 4,339
7.00%, 6/1/54  353,689 373
Federal Home Loan Mortgage Multifamily Structured PTC
2.952%, 2/25/27  350,179 346
4.40%, 10/25/30  6,100,000 6,150
Federal Home Loan Mortgage Multifamily Structured PTC, ARM
2.347%, 11/25/31  10,510,000 9,361
3.71%, 9/25/32  4,580,000 4,384
4.43%, 2/25/33  3,645,000 3,642
Federal National Mortgage Assn.
3.50%, 6/1/42 - 1/1/44  1,794,663 1,670
4.00%, 11/1/40  493,411 480
4.50%, 7/1/40  348,184 342
Federal National Mortgage Assn., ARM
RFUCCT1Y + 1.523%, 6.963%, 7/1/35  6,245 6
RFUCCT1Y + 1.855%, 6.73%, 1/1/37  2,552 3
Federal National Mortgage Assn., UMBS
1.50%, 4/1/37 - 1/1/42  6,489,410 5,639
2.00%, 9/1/36 - 5/1/52  59,298,297 48,419
2.50%, 10/1/31 - 5/1/52  30,124,149 25,641
3.00%, 1/1/27 - 3/1/52  22,684,799 20,481
3.50%, 11/1/26 - 1/1/52  13,283,787 12,356
4.00%, 11/1/40 - 9/1/52  11,182,027 10,615
4.50%, 4/1/37 - 2/1/54  8,303,243 8,069
5.00%, 2/1/34 - 7/1/53  4,740,719 4,697
5.50%, 2/1/35 - 10/1/54  10,349,916 10,422
6.00%, 3/1/28 - 1/1/55  15,091,352 15,445

T. ROWE PRICE Balanced Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
6.50%, 1/1/28 - 7/1/55  8,137,634 8,427
7.00%, 7/1/26 - 3/1/54  380,812 402
7.50%, 9/1/26  15 —
8.00%, 7/1/26  24 —
UMBS, TBA (11)
4.50%, 7/1/55  1,790,000 1,712
5.00%, 7/1/55  9,395,000 9,206
282,385
U.S. Government Obligations  1.5%
Government National Mortgage Assn.
1.50%, 12/20/36 - 5/20/37  693,108 622
2.00%, 1/20/51 - 3/20/52  15,000,525 12,218
2.50%, 8/20/50 - 1/20/52  16,926,015 14,389
3.00%, 9/15/42 - 6/20/52  11,358,287 10,089
3.50%, 9/15/41 - 1/20/49  8,060,663 7,486
4.00%, 2/15/41 - 10/20/52  6,500,224 6,126
4.50%, 6/15/39 - 4/20/53  5,444,627 5,298
5.00%, 12/20/34 - 8/20/52  4,664,067 4,657
5.50%, 2/20/34 - 9/20/54  2,320,166 2,345
6.00%, 8/20/34 - 11/20/52  1,478,814 1,513
6.50%, 3/15/26  33 —
7.50%, 11/15/25 - 9/15/26  176 —
8.00%, 11/15/25  132 —
8.50%, 6/20/26  243 —
Government National Mortgage Assn., CMO
3.00%, 11/20/47 - 12/20/47  123,574 115
3.50%, 10/20/50  1,010,000 841
Government National Mortgage Assn., TBA (11)
4.00%, 7/20/55  1,835,000 1,706
5.00%, 7/20/55  650,000 638
5.50%, 7/20/55  6,260,000 6,268
6.00%, 7/20/55  845,000 857
75,168
Total U.S. Government & Agency Mortgage-Backed
Securities (Cost $379,009) 357,553
U.S. GOVERNMENT AGENCY OBLIGATIONS
(EXCLUDING MORTGAGE-BACKED)  10.1%
U.S. Treasury Obligations  10.1%
U.S. Treasury Bonds, 1.125%, 5/15/40  1,715,000 1,065
U.S. Treasury Bonds, 1.375%, 8/15/50  2,415,000 1,190
U.S. Treasury Bonds, 1.75%, 8/15/41  4,815,000 3,195
U.S. Treasury Bonds, 1.875%, 2/15/51  8,550,000 4,803

T. ROWE PRICE Balanced Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
U.S. Treasury Bonds, 2.00%, 2/15/50  28,385,000 16,668
U.S. Treasury Bonds, 2.00%, 8/15/51  6,795,000 3,918
U.S. Treasury Bonds, 2.25%, 2/15/52  4,225,000 2,581
U.S. Treasury Bonds, 2.375%, 5/15/51  3,665,000 2,324
U.S. Treasury Bonds, 2.50%, 2/15/46  2,975,000 2,061
U.S. Treasury Bonds, 2.75%, 8/15/47  16,080,000 11,463
U.S. Treasury Bonds, 2.875%, 8/15/45  4,185,000 3,128
U.S. Treasury Bonds, 3.00%, 5/15/45  10,640,000 8,148
U.S. Treasury Bonds, 3.00%, 11/15/45  11,185,000 8,518
U.S. Treasury Bonds, 3.00%, 2/15/47  1,150,000 863
U.S. Treasury Bonds, 3.00%, 2/15/48  2,000,000 1,486
U.S. Treasury Bonds, 3.00%, 8/15/48  3,905,000 2,887
U.S. Treasury Bonds, 3.00%, 8/15/52  1,565,000 1,130
U.S. Treasury Bonds, 3.625%, 2/15/53  1,320,000 1,078
U.S. Treasury Bonds, 3.625%, 5/15/53 (12) 11,785,000 9,613
U.S. Treasury Bonds, 3.875%, 2/15/43  1,500,000 1,342
U.S. Treasury Bonds, 4.00%, 11/15/52  3,985,000 3,486
U.S. Treasury Bonds, 4.25%, 2/15/54  4,025,000 3,672
U.S. Treasury Bonds, 4.25%, 8/15/54 (12) 4,735,000 4,325
U.S. Treasury Bonds, 4.50%, 11/15/54  1,755,000 1,673
U.S. Treasury Bonds, 4.625%, 11/15/44  3,295,000 3,226
U.S. Treasury Bonds, 4.625%, 2/15/55  2,500,000 2,435
U.S. Treasury Bonds, 4.75%, 11/15/53  9,170,000 9,086
U.S. Treasury Notes, 0.625%, 5/15/30  16,700,000 14,367
U.S. Treasury Notes, 0.75%, 3/31/26  3,200,000 3,121
U.S. Treasury Notes, 0.75%, 1/31/28  1,185,000 1,099
U.S. Treasury Notes, 0.875%, 6/30/26  16,410,000 15,909
U.S. Treasury Notes, 0.875%, 11/15/30  5,770,000 4,950
U.S. Treasury Notes, 1.125%, 2/15/31  7,555,000 6,537
U.S. Treasury Notes, 1.875%, 2/28/27  24,230,000 23,483
U.S. Treasury Notes, 1.875%, 2/15/32  7,175,000 6,303
U.S. Treasury Notes, 2.25%, 8/15/27  21,540,000 20,893
U.S. Treasury Notes, 2.75%, 8/15/32  16,360,000 15,092
U.S. Treasury Notes, 2.875%, 5/15/32  2,930,000 2,734
U.S. Treasury Notes, 3.625%, 5/31/28  29,365,000 29,302
U.S. Treasury Notes, 3.625%, 8/31/29  12,095,000 12,036
U.S. Treasury Notes, 3.875%, 8/15/34  9,970,000 9,736
U.S. Treasury Notes, 4.00%, 2/29/28  4,225,000 4,257
U.S. Treasury Notes, 4.00%, 6/30/28  8,590,000 8,663
U.S. Treasury Notes, 4.00%, 2/28/30  12,830,000 12,957
U.S. Treasury Notes, 4.00%, 3/31/30  17,490,000 17,654
U.S. Treasury Notes, 4.00%, 5/31/30  8,800,000 8,886
U.S. Treasury Notes, 4.00%, 2/15/34  12,480,000 12,352

T. ROWE PRICE Balanced Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
U.S. Treasury Notes, 4.125%, 9/30/27  8,000,000 8,072
U.S. Treasury Notes, 4.125%, 10/31/27  19,030,000 19,203
U.S. Treasury Notes, 4.125%, 11/30/29  24,890,000 25,258
U.S. Treasury Notes, 4.125%, 3/31/32  2,165,000 2,185
U.S. Treasury Notes, 4.25%, 2/28/29  8,065,000 8,208
U.S. Treasury Notes, 4.25%, 6/30/29  4,835,000 4,926
U.S. Treasury Notes, 4.25%, 1/31/30  12,000,000 12,239
U.S. Treasury Notes, 4.25%, 11/15/34  18,810,000 18,874
U.S. Treasury Notes, 4.375%, 12/31/29  11,660,000 11,951
U.S. Treasury Notes, 4.50%, 5/31/29  2,200,000 2,260
U.S. Treasury Notes, 4.50%, 11/15/33  6,450,000 6,626
U.S. Treasury Notes, 4.625%, 2/15/35  19,205,000 19,819
485,316
Total U.S. Government Agency Obligations (Excluding
Mortgage-Backed) (Cost $528,148) 485,316
SHORT-TERM INVESTMENTS  3.5%
Money Market Funds  3.5%
T. Rowe Price Treasury Reserve Fund, 4.38% (4)(13) 169,969,091 169,969
Total Short-Term Investments (Cost $169,969) 169,969
SECURITIES LENDING COLLATERAL  0.6%
INVESTMENTS IN A POOLED ACCOUNT THROUGH
SECURITIES LENDING PROGRAM WITH JPMORGAN
CHASE BANK 0.5%
Money Market Funds 0.5%
T. Rowe Price Government Reserve Fund, 4.37% (4)(13) 20,916,877 20,917
Total Investments in a Pooled Account through Securities
Lending Program with JPMorgan Chase Bank 20,917

T. ROWE PRICE Balanced Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
INVESTMENTS IN A POOLED ACCOUNT THROUGH
SECURITIES LENDING PROGRAM WITH STATE STREET
BANK AND TRUST COMPANY 0.1%
Money Market Funds 0.1%
T. Rowe Price Government Reserve Fund, 4.37% (4)(13) 6,002,917 6,003
Total Investments in a Pooled Account through Securities
Lending Program with State Street Bank and Trust
Company 6,003
Total Securities Lending Collateral (Cost $26,920) 26,920
Total Investments in Securities
101.1% of Net Assets
(Cost $3,331,446) $ 4,864,212
‡ Shares/Par and Notional Amount are denominated in U.S. dollars unless otherwise noted.
(1) Security was purchased pursuant to Rule 144A under the Securities Act of
1933 and may be resold in transactions exempt from registration only to qualified institutional buyers. Total value of such securities at period-end amounts to $139,389 and represents 2.9% of net assets.
(2) See Note 2. Level 3 in fair value hierarchy.
(3) Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules ("restricted security").
Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description. The fund may have registration rights for certain restricted securities. Any costs related to such registration are generally borne by the issuer. The aggregate value of restricted securities (excluding
144A holdings) at period end amounts to $5,924 and represents 0.1% of net assets.
(4) Affiliated Companies
(5) SEC 30-day yield
(6) Non-income producing
(7) See Note 4. All or a portion of this security is on loan at June 30, 2025.
(8) Security is a fix-to-float security, which carries a fixed coupon until a certain date, upon which it switches to a floating rate. Reference rate and spread are provided if the rate is currently floating.
(9) Security has the ability to pay in-kind or pay in cash. When applicable, separate rates of such payments are disclosed.
(10) Insured by Assured Guaranty Incorporated
(11) See Note 4. To-Be-Announced purchase commitment. Total value of such securities at period-end amounts to $20,387 and represents 0.4% of net assets.

T. ROWE PRICE Balanced Fund

.
.
.
.
.
.
.
.
.
.
(12) At June 30, 2025, all or a portion of this security is pledged as collateral and/
or margin deposit to cover future funding obligations.
(13) Seven-day yield
1M TSFR One month term SOFR (Secured overnight financing rate)
3M TSFR Three month term SOFR (Secured overnight financing rate)
1Y CMT One year U.S. Treasury note constant maturity
ADR American Depositary Receipts
ARM Adjustable Rate Mortgage (ARM); rate shown is effective rate at period-end.
The rates for certain ARMs are not based on a published reference rate and spread but may be determined using a formula based on the rates of the underlying loans.
AUD Australian Dollar
CAD Canadian Dollar
CHF Swiss Franc
CLO Collateralized Loan Obligation
CMO Collateralized Mortgage Obligation
DKK Danish Krone
EUR Euro
FRN Floating Rate Note
GBP British Pound
GO General Obligation
HHEFA Health & Higher Educational Facility Authority
HKD Hong Kong Dollar
IDA Industrial Development Authority/Agency
INR Indian Rupee
JPY Japanese Yen
KRW South Korean Won
NOK Norwegian Krone
PFA Public Finance Authority/Agency
PIK Payment-in-kind
PTT Pass-Through Trust
REIT A domestic Real Estate Investment Trust whose distributions pass-through with original tax character to the shareholder
RFUCCT1Y Twelve month FTSE USD IBOR Consumer Cash Fallback
SDR Swedish Depository Receipts
SEK Swedish Krona
SGD Singapore Dollar
SOFR30A 30-day Average SOFR (Secured overnight financing rate)
STEP Stepped coupon bond for which the coupon rate of interest adjusts on specified date(s); rate shown is effective rate at period-end.
TBA To-Be-Announced
TWD Taiwan Dollar
UMBS Uniform Mortgage-Backed Securities

T. ROWE PRICE Balanced Fund

.
.
.
.
.
.
.
.
.
.
VR Variable Rate; rate shown is effective rate at period-end. The rates for certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and based on current market conditions.

T. ROWE PRICE Balanced Fund

Par $ Value
(Cost and value in $000s)
TBA SALES COMMITMENTS
 (0.0)%
U.S. GOVERNMENT & AGENCY MORTGAGE-BACKED
SECURITIES
 (0.0)%
U.S. Government Agency Obligations  (0.0)%
UMBS, TBA, 3.00%, 7/1/55  2,020,000 (1,748)
(1,748)
U.S. Government Obligations  (0.0)%
Government National Mortgage Assn., TBA, 2.50%, 7/20/55  755,000 (641)
(641)
Total TBA Sales Commitments (Proceeds $(2,347)) (2,389)

T. ROWE PRICE Balanced Fund

(Amounts in 000s)
SWAPS 0.0%
Description
Notional
Amount $ Value
Initial
$ Value
Unrealized
$ Gain/(Loss)
CENTRALLY CLEARED SWAPS 0.0%
Credit Default Swaps, Protection Sold 0.0%
Protection Sold (Relevant Credit: Markit
CDX.NA.IG-S43, 5 Year Index), Receive
1.00% Quarterly, Pay upon credit
default, 12/20/29 25,000 570 573 (3)
Protection Sold (Relevant Credit: Markit
CDX.NA.IG-S44, 5 Year Index), Receive
1.00% Quarterly, Pay upon credit
default, 6/20/30 10,000 224 178 46
Total Centrally Cleared Credit Default Swaps,
Protection Sold 43
Total Centrally Cleared Swaps 43
Net payments (receipts) of variation margin to date (25)
Variation margin receivable (payable) on centrally cleared swaps $ 18

T. ROWE PRICE Balanced Fund

FUTURES CONTRACTS
($000s)
Expiration
Date
Notional
Amount
Value and
Unrealized
Gain (Loss)
Long, 169 U.S. Treasury Notes five year contracts 9/25 18,421 $ 174
Long, 218 U.S. Treasury Notes two year contracts 9/25 45,349 173
Long, 24 Ultra U.S. Treasury Notes ten year
contracts 9/25 2,742 61
Net payments (receipts) of variation margin to date (362)
Variation margin receivable (payable) on open futures contracts $ 46

T. ROWE PRICE Balanced Fund

AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the six months ended June 30, 2025. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Inflation Protected Bond Fund - I
Class, 5.47%  $ — $ 819 $ 201
T. Rowe Price Institutional High Yield Fund -
Institutional Class, 6.58%  (6,013) 7,604 6,810
T. Rowe Price Limited Duration Inflation
Focused Bond Fund - I Class, 4.85%  — 39 60
T. Rowe Price Real Assets Fund - I Class  (336) 18,120 —
T. Rowe Price Government Reserve Fund,
4.37% — — —++
T. Rowe Price Treasury Reserve Fund, 4.38% — — 2,097
Totals $ (6,349)# $ 26,582 $ 9,168+

T. ROWE PRICE Balanced Fund

The accompanying notes are an integral part of these financial statements.
AFFILIATED COMPANIES (CONTINUED)
($000s)
Supplementary Investment Schedule
Affiliate
Value
12/31/24
Purchase
Cost
Sales
Cost
Value
6/30/25
T. Rowe Price Inflation
Protected Bond Fund - I Class,
5.47%  $ 22,426 $ 200 $ — $ 23,445
T. Rowe Price Institutional
High Yield Fund - Institutional
Class, 6.58%  216,903 6,773 45,056 186,224
T. Rowe Price Limited
Duration Inflation Focused
Bond Fund - I Class, 4.85%  474 20,660 — 21,173
T. Rowe Price Real Assets
Fund - I Class  192,455 2,000 5,337 207,238
T. Rowe Price Government
Reserve Fund, 4.37% 47,683  ¤  ¤ 26,920
T. Rowe Price Treasury
Reserve Fund, 4.38% 60,756  ¤  ¤ 169,969
Total $ 634,969^
# Capital gain distributions from underlying Price funds represented $0 of the net realized gain (loss).
++ Excludes earnings on securities lending collateral, which are subject to rebates and fees as described in Note 4.
+ Investment income comprised $9,168 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $605,659.

T. ROWE PRICE Balanced Fund
June 30, 2025 (Unaudited)
Statement of Assets and Liabilities

($000s, except shares and per share amounts)
Assets
Investments in securities, at value (cost $3,331,446) $ 4,864,212
Receivable for investment securities sold 17,631
Interest and dividends receivable 12,949
Receivable for shares sold 3,428
Cash 2,171
Foreign currency (cost $1,982) 1,997
Variation margin receivable on futures contracts 46
Variation margin receivable on centrally cleared swaps 18
Other assets 6,259
Total assets 4,908,711
Liabilities
Payable for investment securities purchased 51,622
Obligation to return securities lending collateral 26,920
Payable for shares redeemed 14,153
TBA Sales Commitments (proceeds $2,347) 2,389
Investment management fees payable 1,501
Due to affiliates 198
Payable to directors 4
Other liabilities 283
Total liabilities 97,070
NET ASSETS $ 4,811,641

T. ROWE PRICE Balanced Fund
June 30, 2025 (Unaudited)
Statement of Assets and Liabilities

($000s, except shares and per share amounts)
The accompanying notes are an integral part of these financial statements.
Net Assets Consist of:
Total distributable earnings (loss) $ 1,668,831
Paid-in capital applicable to 171,687,873 shares of $0.01
par value capital stock outstanding; 1,000,000,000 shares
authorized 3,142,810
NET ASSETS $ 4,811,641
NET ASSET VALUE PER SHARE
Investor Class
(Net assets: $2,570,366; Shares outstanding: 91,681,362) $ 28.04
I Class
(Net assets: $2,241,275; Shares outstanding: 80,006,511) $ 28.01

T. ROWE PRICE Balanced Fund
(Unaudited)
Statement of Operations

($000s)
6 Months
Ended
6/30/25
Investment Income (Loss)
Income
Dividend (net of foreign taxes of $1,606) $ 38,980
.
  Interest 26,467
Securities lending 69
Other 3
Total income 65,519
Expenses
Investment management 9,994
Shareholder servicing
Investor Class $ 1,970
I Class 205 2,175
Prospectus and shareholder reports
Investor Class 20
I Class 6 26
Custody and accounting 234
Legal and audit 60
Registration 50
Directors 8
Miscellaneous 23
Waived / paid by Price Associates (1,154)
Total expenses 11,416
Net investment income 54,103

T. ROWE PRICE Balanced Fund
(Unaudited)
Statement of Operations

($000s)
The accompanying notes are an integral part of these financial statements.
6 Months
Ended
6/30/25
Realized and Unrealized Gain / Loss –
Net realized gain (loss)
Securities (net of foreign taxes of $53) 124,135
Futures 580
Swaps 23
Foreign currency transactions 90
Net realized gain 124,828
Change in net unrealized gain / loss
Securities 174,147
Futures 620
Swaps 15
TBA Sales Commitments (42)
Other assets and liabilities denominated in foreign currencies 763
Change in net unrealized gain / loss 175,503
Net realized and unrealized gain / loss 300,331
INCREASE IN NET ASSETS FROM OPERATIONS $ 354,434

T. ROWE PRICE Balanced Fund
(Unaudited)
Statement of Changes in Net Assets

($000s)
The accompanying notes are an integral part of these financial statements.
6 Months
Ended
6/30/25
Year
Ended
12/31/24
Increase (Decrease) in Net Assets
Operations
Net investment income $ 54,103 $ 97,887
Net realized gain 124,828 287,540
Change in net unrealized gain / loss 175,503 129,168
Increase in net assets from operations 354,434 514,595
Distributions to shareholders
Net earnings
Investor Class (27,230) (175,314)
I Class (25,266) (148,720)
Decrease in net assets from distributions (52,496) (324,034)
Capital share transactions
*
Shares sold
Investor Class 172,203 311,663
I Class 141,324 334,485
Distributions reinvested
Investor Class 26,178 168,852
I Class 24,296 143,275
Shares redeemed
Investor Class (273,870) (597,897)
I Class (180,227) (330,257)
Increase (decrease) in net assets from capital
share transactions (90,096) 30,121
Net Assets
Increase during period 211,842 220,682
Beginning of period 4,599,799 4,379,117
End of period $ 4,811,641 $ 4,599,799
*Share information (000s)
Shares sold
Investor Class 6,432 11,622
I Class 5,272 12,393
Distributions reinvested
Investor Class 956 6,381
I Class 889 5,418
Shares redeemed
Investor Class (10,223) (22,215)
I Class (6,728) (12,226)
Increase (decrease) in shares outstanding (3,402) 1,373

T. ROWE PRICE Balanced Fund
Unaudited
NOTES TO FINANCIAL STATEMENTS

T. Rowe Price Balanced Fund, Inc. (the corporation) is registered under the
Investment Company Act of 1940 (the 1940 Act). The Balanced Fund, Inc. (the
fund) is a diversified, open-end management investment company established by the corporation. The fund seeks to provide capital growth, current income, and preservation of capital through a portfolio of stocks and fixed-income securities. The fund has two classes of shares: the Balanced Fund, Inc.
(Investor Class) and the Balanced Fund–I Class (I Class). I Class shares require a $500,000 initial investment minimum, although the minimum generally is waived or reduced for financial intermediaries, eligible retirement plans, and certain other accounts. Each class has exclusive voting rights on matters related solely to that class; separate voting rights on matters that relate to both classes;
and, in all other respects, the same rights and obligations as the other class.
NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES
Basis of Preparation  The fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards
Board (FASB) Accounting Standards Codification Topic 946 (ASC 946).
The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America
(GAAP), including, but not limited to, ASC 946. GAAP requires the use of estimates made by management. Management believes that estimates and valuations are appropriate; however, actual results may differ from those estimates, and the valuations reflected in the accompanying financial statements may differ from the value ultimately realized upon sale or maturity.
Investment Transactions, Investment Income, and Distributions  Investment
transactions are accounted for on the trade date basis. Income and expenses are recorded on the accrual basis. Realized gains and losses are reported on the identified cost basis. Premiums and discounts on debt securities are amortized for financial reporting purposes. Paydown gains and losses are recorded as an adjustment to interest income. Income tax-related interest and penalties, if incurred, are recorded as income tax expense. Dividends received from other investment companies are reflected as dividend income; capital gain distributions are reflected as realized gain/loss. Dividend income and capital gain distributions are recorded on the ex-dividend date. Earnings on investments recognized as partnerships for federal income tax purposes reflect the tax character of such earnings. Distributions from REITs are initially

T. ROWE PRICE Balanced Fund

recorded as dividend income and, to the extent such represent a return of capital or capital gain for tax purposes, are reclassified when such information becomes available. Non-cash dividends, if any, are recorded at the fair market value of the asset received. Proceeds from litigation payments, if any, are included in either net realized gain (loss) or change in net unrealized gain/loss from securities. Distributions to shareholders are recorded on the ex-dividend date. Income distributions, if any, are declared and paid by each class quarterly. A capital gain distribution, if any, may also be declared and paid by the fund annually.
Currency Translation  Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as provided by an outside pricing service. Purchases and sales of securities, income, and expenses are translated into U.S. dollars at the prevailing exchange rate on the respective date of such transaction. The effect of changes in foreign currency exchange rates on realized and unrealized security gains and losses is not bifurcated from the portion attributable to changes in market prices.
Class Accounting  Shareholder servicing, prospectus, and shareholder report expenses incurred by each class are charged directly to the class to which they relate. Expenses common to all classes and investment income are allocated to the classes based upon the relative daily net assets of each class’s settled shares; realized and unrealized gains and losses are allocated based upon the relative daily net assets of each class’s outstanding shares.
Capital Transactions  Each investor’s interest in the net assets of the fund is represented by fund shares. The fund’s net asset value (NAV) per share is computed at the close of the New York Stock Exchange (NYSE), normally
4 p.m. Eastern time, each day the NYSE is open for business. However, the
NAV per share may be calculated at a time other than the normal close of the
NYSE if trading on the NYSE is restricted, if the NYSE closes earlier, or as may be permitted by the SEC. Purchases and redemptions of fund shares are transacted at the next-computed NAV per share, after receipt of the transaction order by T. Rowe Price Associates, Inc., or its agents.
New Accounting Guidance  In December 2023, the FASB issued Accounting
Standards Update (ASU), ASU 2023-09, Income Taxes (Topic 740) –
Improvements to Income Taxes Disclosures, which enhances the transparency of income tax disclosures. The ASU requires public entities, on an annual basis, to provide disclosure of specific categories in the rate reconciliation, as well as

T. ROWE PRICE Balanced Fund

disclosure of income taxes paid disaggregated by jurisdiction. The amendments under this ASU are required to be applied prospectively and are effective for fiscal years beginning after December 15, 2024. Management expects that adoption of the guidance will not have a material impact on the fund’s financial statements.
Indemnification  In the normal course of business, the fund may provide indemnification in connection with its officers and directors, service providers, and/or private company investments. The fund’s maximum exposure under these arrangements is unknown; however, the risk of material loss is currently considered to be remote.
NOTE 2 - VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the
NYSE and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s
Board of Directors (the Board) has designated T. Rowe Price Associates, Inc.
as the fund’s valuation designee (Valuation Designee). Subject to oversight by the Board, the Valuation Designee performs the following functions in performing fair value determinations: assesses and manages valuation risks; establishes and applies fair value methodologies; tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation
Committee. The Valuation Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)

T. ROWE PRICE Balanced Fund

Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Equity securities, including exchange-traded funds, listed or regularly traded on a securities exchange or in the over-the-
counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC
Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities and the last quoted sale or closing price for international securities.
The last quoted prices of non-U.S. equity securities may be adjusted to reflect the fair value of such securities at the close of the NYSE, if the Valuation
Designee determines that developments between the close of a foreign market and the close of the NYSE will affect the value of some or all of the fund’s portfolio securities. Each business day, the Valuation Designee uses information from outside pricing services to evaluate the quoted prices of portfolio securities and, if appropriate, decide whether it is necessary to adjust quoted prices to reflect fair value by reviewing a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The Valuation Designee uses outside pricing services to provide it with quoted prices and information

T. ROWE PRICE Balanced Fund

to evaluate or adjust those prices. The Valuation Designee cannot predict how often it will use quoted prices and how often it will determine it necessary to adjust those prices to reflect fair value.
Debt securities generally are traded in the over-the-counter (OTC) market and are valued at prices furnished by independent pricing services or by broker dealers who make markets in such securities. When valuing securities, the independent pricing services consider factors such as, but not limited to, the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation. Futures contracts are valued at closing settlement prices. Swaps are valued at prices furnished by an independent pricing service or independent swap dealers. Assets and liabilities other than financial instruments, including short-term receivables and payables, are carried at cost, or estimated realizable value, if less, which approximates fair value.
Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the
Valuation Designee. The Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations. The Valuation
Designee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples;
a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination.
Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value prices determined by the Valuation Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.

T. ROWE PRICE Balanced Fund

Valuation Inputs   The following table summarizes the fund’s financial
instruments, based on the inputs used to determine their fair values on June 30,
2025 (for further detail by category, please refer to the accompanying Portfolio of Investments):
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Fixed Income Securities
1
$ — $ 1,221,065 $ — $ 1,221,065
Asset-Backed Securities — 47,531 1,643 49,174
Bond Funds 230,842 — — 230,842
Common Stocks 2,046,672 870,356 755 2,917,783
Convertible Preferred Stocks — — 1,591 1,591
Equity Funds 207,238 — — 207,238
Non-U.S. Government
Mortgage-Backed Securities — 38,077 1,553 39,630
Short-Term Investments 169,969 — — 169,969
Securities Lending Collateral 26,920 — — 26,920
Total Securities 2,681,641 2,177,029 5,542 4,864,212
Swaps* — 46 — 46
Futures Contracts* 408 — — 408
Total $ 2,682,049 $ 2,177,075 $ 5,542 $ 4,864,666
Liabilities
TBA Sales Commitments $ — $ 2,389 $ — $ 2,389
Swaps* $ — $ 3 $ — $ 3
Total $ — $ 2,392 $ — $ 2,392
1
Includes Corporate Bonds, Foreign Government Obligations & Municipalities, Municipal
Securities, U.S. Government & Agency Mortgage-Backed Securities and U.S.
Government Agency Obligations (Excluding Mortgage-Backed).
* The fair value presented includes cumulative gain (loss) on open futures contracts and centrally cleared swaps; however, the net value reflected on the accompanying Portfolio of Investments is only the unsettled variation margin receivable (payable) at that date.

T. ROWE PRICE Balanced Fund

NOTE 3 - DERIVATIVE INSTRUMENTS
During the six months ended June 30, 2025, the fund invested in derivative instruments. As defined by GAAP, a derivative is a financial instrument whose value is derived from an underlying security price, foreign exchange rate, interest rate, index of prices or rates, or other variable; it requires little or no initial investment and permits or requires net settlement or delivery of cash or other assets. The fund invests in derivatives only if the expected risks and rewards are consistent with its investment objectives, policies, and overall risk profile, as described in its prospectus and Statement of Additional Information.
The fund may use derivatives for a variety of purposes and may use them to establish both long and short positions within the fund’s portfolio. Potential uses include to hedge against declines in principal value, increase yield, invest in an asset with greater efficiency and at a lower cost than is possible through direct investment, to enhance return, or to adjust portfolio duration and credit exposure. The risks associated with the use of derivatives are different from, and potentially much greater than, the risks associated with investing directly in the instruments on which the derivatives are based.
The fund values its derivatives at fair value and recognizes changes in fair value currently in its results of operations. Accordingly, the fund does not follow hedge accounting, even for derivatives employed as economic hedges. Generally, the fund accounts for its derivatives on a gross basis. It does not offset the fair value of derivative liabilities against the fair value of derivative assets on its financial statements, nor does it offset the fair value of derivative instruments against the right to reclaim or obligation to return collateral. The following table summarizes the fair value of the fund’s derivative instruments held as of June 30, 2025, and the related location on the accompanying Statement of
Assets and Liabilities, presented by primary underlying risk exposure:

T. ROWE PRICE Balanced Fund

Additionally, the amount of gains and losses on derivative instruments recognized in fund earnings during the six months ended June 30, 2025, and the related location on the accompanying Statement of Operations is summarized in the following table by primary underlying risk exposure:
($000s)
Location on Statement of
Assets and Liabilities Fair Value*
Assets
Interest rate derivatives Futures $ 408
Credit derivatives Centrally Cleared Swaps 46
*
Total $ 454
*
Liabilities
Credit derivatives Centrally Cleared Swaps $ 3
Total $ 3
* The fair value presented includes cumulative gain (loss) on open futures contracts and centrally cleared swaps; however, the value reflected on the accompanying Statement of
Assets and Liabilities is only the unsettled variation margin receivable (payable) at that date.
($000s)
Location of Gain (Loss) on Statement of Operations
Futures Swaps Total
Realized Gain (Loss)
Interest rate derivatives $ 580 $ — $ 580
Credit derivatives — 23 23
Total $ 580 $ 23 $ 603
Change in Unrealized
Gain (Loss)
Interest rate derivatives $ 620 $ — $ 620
Credit derivatives — 15 15
Total $ 620 $ 15 $ 635

T. ROWE PRICE Balanced Fund

Counterparty Risk and Collateral  The fund invests in exchange-traded and/or centrally cleared derivative contracts, such as futures, exchange-traded options, and centrally cleared swaps. Counterparty risk on such derivatives is minimal because the clearinghouse provides protection against counterparty defaults.
For futures and centrally cleared swaps, the fund is required to deposit collateral in an amount specified by the clearinghouse and the clearing firm (margin requirement), and the margin requirement must be maintained over the life of the contract. Each clearinghouse and clearing firm, in its sole discretion, may adjust the margin requirements applicable to the fund.
Collateral may be in the form of cash or debt securities issued by the U.S.
government or related agencies. Cash posted by the fund is reflected as cash deposits in the accompanying financial statements and generally is restricted from withdrawal by the fund; securities posted by the fund are so noted in the accompanying Portfolio of Investments; both remain in the fund’s assets. While typically not sold in the same manner as equity or fixed income securities, exchange-traded or centrally cleared derivatives may be closed out only on the exchange or clearinghouse where the contracts were cleared. This ability is subject to the liquidity of underlying positions. As of June 30, 2025, securities valued at $1,500,000 had been posted by the fund for exchange-traded and/or centrally cleared derivatives.
Futures Contracts  The fund is subject to interest rate risk in the normal course of pursuing its investment objectives and uses futures contracts to help manage such risk. The fund may enter into futures contracts to manage exposure to interest rate and yield curve movements, security prices, foreign currencies, credit quality, and mortgage prepayments; as an efficient means of adjusting exposure to all or part of a target market; to enhance income; as a cash management tool; or to adjust portfolio duration and credit exposure. A futures contract provides for the future sale by one party and purchase by another of a specified amount of a specific underlying financial instrument at an agreed-upon price, date, time, and place. The fund currently invests only in exchange-traded futures, which generally are standardized as to maturity date, underlying financial instrument, and other contract terms. Payments are made or received by the fund each day to settle daily fluctuations in the value of the contract (variation margin), which reflect changes in the value of the underlying financial instrument. Variation margin is recorded as unrealized gain or loss until the contract is closed. The value of a futures contract included in net assets is the amount of unsettled variation margin; net variation margin receivable is reflected as an asset and net variation margin payable is reflected as a liability on the accompanying Statement of Assets and Liabilities. When a contract is

T. ROWE PRICE Balanced Fund

closed, a realized gain or loss is recorded on the accompanying Statement of Operations. Risks related to the use of futures contracts include possible illiquidity of the futures markets, contract prices that can be highly volatile and imperfectly correlated to movements in hedged security values and/or interest rates, and potential losses in excess of the fund’s initial investment. During the six months ended June 30, 2025, the volume of the fund’s activity in futures, based on underlying notional amounts, was generally between 1% and 3% of net assets.
Swaps  The fund is subject to credit risk in the normal course of pursuing its investment objectives and uses swap contracts to help manage such risk. The fund may use swaps in an effort to manage both long and short exposure to changes in interest rates, inflation rates, and credit quality; to adjust overall exposure to certain markets; to enhance total return or protect the value of portfolio securities; to serve as a cash management tool; or to adjust portfolio duration and credit exposure. Swap agreements can be settled either directly with the counterparty (bilateral swap) or through a central clearinghouse
(centrally cleared swap). Fluctuations in the fair value of a contract are reflected in unrealized gain or loss and are reclassified to realized gain or loss on the accompanying Statement of Operations upon contract termination or cash settlement. Net periodic receipts or payments required by a contract increase or decrease, respectively, the value of the contract until the contractual payment date, at which time such amounts are reclassified from unrealized to realized gain or loss on the accompanying Statement of Operations. For bilateral swaps, cash payments are made or received by the fund on a periodic basis in accordance with contract terms; unrealized gain on contracts and premiums paid are reflected as assets and unrealized loss on contracts and premiums received are reflected as liabilities on the accompanying Statement of Assets and Liabilities. For bilateral swaps, premiums paid or received are amortized over the life of the swap and are recognized as realized gain or loss on the accompanying Statement of Operations. For centrally cleared swaps, payments are made or received by the fund each day to settle the daily fluctuation in the value of the contract (variation margin). Accordingly, the value of a centrally cleared swap included in net assets is the unsettled variation margin; net variation margin receivable is reflected as an asset and net variation margin payable is reflected as a liability on the accompanying Statement of Assets and Liabilities.
Credit default swaps are agreements where one party (the protection buyer)
agrees to make periodic payments to another party (the protection seller) in exchange for protection against specified credit events, such as certain defaults

T. ROWE PRICE Balanced Fund

and bankruptcies related to an underlying credit instrument, or issuer or index of such instruments. Upon occurrence of a specified credit event, the protection seller is required to pay the buyer the difference between the notional amount of the swap and the value of the underlying credit, either in the form of a net cash settlement or by paying the gross notional amount and accepting delivery of the relevant underlying credit. For credit default swaps where the underlying credit is an index, a specified credit event may affect all or individual underlying securities included in the index and will be settled based upon the relative weighting of the affected underlying security(ies) within the index. Generally, the payment risk for the seller of protection is inversely related to the current market price or credit rating of the underlying credit or the market value of the contract relative to the notional amount, which are indicators of the markets’ valuation of credit quality. As of June 30, 2025, the notional amount of protection sold by the fund totaled $35,000,000 (0.7% of net assets), which reflects the maximum potential amount the fund could be required to pay under such contracts. Risks related to the use of credit default swaps include the possible inability of the fund to accurately assess the current and future creditworthiness of underlying issuers, the possible failure of a counterparty to perform in accordance with the terms of the swap agreements, potential government regulation that could adversely affect the fund’s swap investments, and potential losses in excess of the fund’s initial investment.
During the six months ended June 30, 2025, the volume of the fund’s activity in swaps, based on underlying notional amounts, was generally between 0% and
2% of net assets.
NOTE 4 - OTHER INVESTMENT TRANSACTIONS
Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks and/or to enhance performance.
The investment objective, policies, program, and risk factors of the fund are described more fully in the fund’s prospectus and Statement of
Additional Information.
Emerging and Frontier Markets  The fund invests, either directly or through investments in other T. Rowe Price funds, in securities of companies located in, issued by governments of, or denominated in or linked to the currencies of emerging and frontier market countries. Emerging markets, and to a greater extent frontier markets, tend to have economic structures that are less diverse and mature, less developed legal and regulatory regimes, and political systems

T. ROWE PRICE Balanced Fund

that are less stable, than those of developed countries. These markets may be subject to greater political, economic, and social uncertainty and differing accounting standards and regulatory environments that may potentially impact the fund’s ability to buy or sell certain securities or repatriate proceeds to U.S.
dollars. Emerging markets securities exchanges are more likely to experience delays with the clearing and settling of trades, as well as the custody of holdings by local banks, agents, and depositories. Such securities are often subject to greater price volatility, less liquidity, and higher rates of inflation than U.S.
securities. Investing in frontier markets is typically significantly riskier than investing in other countries, including emerging markets.
Restricted Securities  The fund invests in securities that are subject to legal or contractual restrictions on resale. Prompt sale of such securities at an acceptable price may be difficult and may involve substantial delays and additional costs.
Collateralized Loan Obligations   The fund invests in collateralized loan
obligations (CLOs) which are entities backed by a diversified pool of syndicated bank loans. The cash flows of the CLO can be split into multiple segments, called “tranches” or “classes”, which will vary in risk profile and yield. The riskiest segments, which are the subordinate or “equity” tranches, bear the greatest risk of loss from defaults in the underlying assets of the CLO and serve to protect the other, more senior, tranches. Senior tranches will typically have higher credit ratings and lower yields than the securities underlying the
CLO. Despite the protection from the more junior tranches, senior tranches can experience substantial losses.
Mortgage-Backed Securities  The fund invests in mortgage-backed securities
(MBS or pass-through certificates) that represent an interest in a pool of specific underlying mortgage loans and entitle the fund to the periodic payments of principal and interest from those mortgages. MBS may be issued by government agencies or corporations, or private issuers. Most MBS issued by government agencies are guaranteed; however, the degree of protection differs based on the issuer. MBS are sensitive to changes in economic conditions that affect the rate of prepayments and defaults on the underlying mortgages;
accordingly, the value, income, and related cash flows from MBS may be more volatile than other debt instruments.
TBA Purchase, Sale Commitments and Forward Settling Mortgage
Obligations  The fund enters into to-be-announced (TBA) purchase or sale commitments (collectively, TBA transactions), pursuant to which it agrees to purchase or sell, respectively, mortgage-backed securities for a fixed unit price,

T. ROWE PRICE Balanced Fund

with payment and delivery at a scheduled future date beyond the customary settlement period for such securities. With TBA transactions, the particular securities to be received or delivered by the fund are not identified at the trade date; however, the securities must meet specified terms, including rate and mortgage term, and be within industry-accepted “good delivery” standards. The fund may enter into TBA transactions with the intention of taking possession of or relinquishing the underlying securities, may elect to extend the settlement by “rolling” the transaction, and/or may use TBA transactions to gain or reduce interim exposure to underlying securities.
To mitigate counterparty risk, the fund has entered into Master Securities
Forward Transaction Agreements (MSFTA) with counterparties that provide for collateral and the right to offset amounts due to or from those counterparties under specified conditions. Subject to minimum transfer amounts, collateral requirements are determined and transfers made based on the net aggregate unrealized gain or loss on all TBA commitments and other forward settling mortgage obligations with a particular counterparty (collectively, MSFTA
Transactions). At any time, the fund’s risk of loss from a particular counterparty related to its MSFTA Transactions is the aggregate unrealized gain on appreciated MSFTA Transactions in excess of unrealized loss on depreciated
MSFTA Transactions and collateral received, if any, from such counterparty. As of June 30, 2025, no collateral had been posted by the fund to counterparties for MSFTA Transactions. Collateral pledged by counterparties to the fund for
MSFTA Transactions consisted of $100,000 cash as of June 30, 2025.
Securities Lending  The fund may lend its securities to approved borrowers to earn additional income. Its securities lending activities are administered by a lending agent in accordance with a securities lending agreement. Security loans generally do not have stated maturity dates, and the fund may recall a security at any time. The fund receives collateral in the form of cash or U.S. government securities. Collateral is maintained over the life of the loan in an amount not less than the value of loaned securities; any additional collateral required due to changes in security values is delivered to the fund the next business day. Cash collateral is invested in accordance with investment guidelines approved by fund management. Additionally, the lending agent indemnifies the fund against losses resulting from borrower default. Although risk is mitigated by the collateral and indemnification, the fund could experience a delay in recovering its securities and a possible loss of income or value if the borrower fails to return the securities, collateral investments decline in value, and the lending agent fails to perform. Securities lending revenue consists of earnings on invested collateral and borrowing fees, net of any rebates to the borrower, compensation

T. ROWE PRICE Balanced Fund

to the lending agent, and other administrative costs. In accordance with GAAP, investments made with cash collateral are reflected in the accompanying financial statements, but collateral received in the form of securities is not. At
June 30, 2025, the value of loaned securities was $26,018,000; the value of cash collateral and related investments was $26,920,000.
Other  Purchases and sales of portfolio securities other than in-kind transactions, if any, short-term and U.S. government securities aggregated $671,652,000 and $945,012,000, respectively, for the six months ended June 30, 2025. Purchases and sales of U.S. government securities aggregated $366,398,000 and $276,188,000, respectively, for the six months ended June 30, 2025.
NOTE 5 - FEDERAL INCOME TAXES
Generally, no provision for federal income taxes is required since the fund intends to continue to qualify as a regulated investment company under
Subchapter M of the Internal Revenue Code and distribute to shareholders all of its taxable income and gains. Distributions determined in accordance with federal income tax regulations may differ in amount or character from net investment income and realized gains for financial reporting purposes. Financial reporting records are adjusted for permanent book/tax differences to reflect tax character but are not adjusted for temporary differences. The amount and character of tax-basis distributions and composition of net assets are finalized at fiscal year-end; accordingly, tax-basis balances have not been determined as of the date of this report.
At June 30, 2025, the cost of investments (including derivatives, if any)
for federal income tax purposes was $3,354,869,000. Net unrealized gain aggregated $1,508,807,000 at period-end, of which $1,660,746,000 related to appreciated investments and $151,939,000 related to depreciated investments.

T. ROWE PRICE Balanced Fund

NOTE 6 - FOREIGN TAXES
The fund is subject to foreign income taxes imposed by certain countries in which it invests. Additionally, capital gains realized upon disposition of securities issued in or by certain foreign countries are subject to capital gains tax imposed by those countries. All taxes are computed in accordance with the applicable foreign tax law, and, to the extent permitted, capital losses are used to offset capital gains. Taxes attributable to income are accrued by the fund as a reduction of income. Current and deferred tax expense attributable to capital gains is reflected as a component of realized or change in unrealized gain/
loss on securities in the accompanying financial statements. To the extent that the fund has country specific capital loss carryforwards, such carryforwards are applied against net unrealized gains when determining the deferred tax liability. Any deferred tax liability incurred by the fund is included in either Other liabilities or Deferred tax liability on the accompanying Statement of Assets and Liabilities.
NOTE 7 - RELATED PARTY TRANSACTIONS
The fund is managed by T. Rowe Price Associates, Inc. (Price Associates),
a wholly owned subsidiary of T. Rowe Price Group, Inc. (Price Group). Price
Associates has entered into a sub-advisory agreement(s) with one or more of its wholly owned subsidiaries, to provide investment advisory services to the fund.
The investment management agreement between the fund and Price Associates provides for an annual investment management fee, which is computed daily and paid monthly. The fee consists of an individual fund fee, equal to 0.15%
of the fund’s average daily net assets, and a group fee. The group fee rate is calculated based on the combined net assets of certain mutual funds sponsored by Price Associates (the group) applied to a graduated fee schedule, with rates ranging from 0.48% for the first $1 billion of assets to 0.26% for assets in excess of $845 billion. The fund’s group fee is determined by applying the group fee rate to the fund’s average daily net assets. At June 30, 2025, the effective annual group fee rate was 0.28%.
The Investor Class is subject to a contractual expense limitation through the expense limitation date indicated in the table below. This agreement will continue through the expense limitation date indicated in the table below, and may be renewed, revised, or revoked only with approval of the fund’s Board.
During the limitation period, Price Associates is required to waive or pay any expenses (excluding interest; expenses related to borrowings, taxes, and

T. ROWE PRICE Balanced Fund

brokerage; non-recurring, extraordinary expenses; and acquired fund fees and expenses) that would otherwise cause the class’s ratio of annualized total expenses to average net assets (net expense ratio) to exceed its expense limitation. The class is required to repay Price Associates for expenses previously waived/paid to the extent the class’s net assets grow or expenses decline sufficiently to allow repayment without causing the class’s net expense ratio (after the repayment is taken into account) to exceed the lesser of: (1)
the expense limitation in place at the time such amounts were waived; or (2)
the class’s current expense limitation. However, no repayment will be made more than three years after the date of a payment or waiver.
The I Class is also subject to an operating expense limitation (I Class Limit)
pursuant to which Price Associates is contractually required to pay all operating expenses of the I Class, excluding management fees; interest; expenses related to borrowings, taxes, and brokerage; non-recurring, extraordinary expenses; and
acquired fund fees and expenses, to the extent such operating expenses, on an annualized basis, exceed the I Class Limit. This agreement will continue through the expense limitation date indicated in the table below, and may be renewed, revised, or revoked only with approval of the fund’s Board. The
I Class is required to repay Price Associates for expenses previously paid to the extent the class’s net assets grow or expenses decline sufficiently to allow repayment without causing the class’s operating expenses (after the repayment is taken into account) to exceed the lesser of: (1) the I Class Limit in place at the time such amounts were paid; or (2) the current I Class Limit. However, no repayment will be made more than three years after the date of a payment or waiver.
In addition, the fund has entered into service agreements with Price Associates and two wholly owned subsidiaries of Price Associates, each an affiliate of the fund (collectively, Price). Price Associates provides certain accounting and administrative services to the fund. T. Rowe Price Services, Inc. provides shareholder and administrative services in its capacity as the fund’s transfer and dividend-disbursing agent. T. Rowe Price Retirement Plan Services, Inc.
provides subaccounting and recordkeeping services for certain retirement
Investor
Class I Class
Expense limitation/I Class Limit 0.79% 0.05%
Repayment date 02/29/28 02/29/28
(Waived)/repaid during the period ($000s) $— $—

T. ROWE PRICE Balanced Fund

accounts invested in the Investor Class. For the six months ended June 30,
2025, expenses incurred pursuant to these service agreements were $63,000 for Price Associates; $939,000 for T. Rowe Price Services, Inc.; and $428,000
for T. Rowe Price Retirement Plan Services, Inc. All amounts due to and due from Price, exclusive of investment management fees payable, are presented net on the accompanying Statement of Assets and Liabilities.
T. Rowe Price Investment Services, Inc. (Investment Services) serves as distributor to the fund. Pursuant to an underwriting agreement, no compensation for any distribution services provided is paid to Investment Services by the fund
(except for 12b-1 fees under a Board-approved Rule 12b-1 plan).
The fund may invest its cash reserves in certain open-end management investment companies managed by Price Associates and considered affiliates of the fund: the T. Rowe Price Government Reserve Fund or the T. Rowe Price
Treasury Reserve Fund, organized as money market funds (together, the Price
Reserve Funds). The Price Reserve Funds are offered as short-term investment options to mutual funds, trusts, and other accounts managed by Price
Associates or its affiliates and are not available for direct purchase by members of the public. Cash collateral from securities lending, if any, is invested in the
T. Rowe Price Government Reserve Fund. The Price Reserve Funds pay no
investment management fees.
The fund may also invest in certain other T. Rowe Price funds (Price Funds)
as a means of gaining efficient and cost-effective exposure to certain markets.
The fund does not invest for the purpose of exercising management or control; however, investments by the fund may represent a significant portion of an underlying Price Fund’s net assets. Each underlying Price Fund is an open-end management investment company managed by Price Associates and is considered an affiliate of the fund. To ensure that the fund does not incur duplicate management fees (paid by the underlying Price Fund(s) and the fund), Price Associates has agreed to permanently waive a portion of its management fee charged to the fund in an amount sufficient to fully offset that portion of management fees paid by each underlying Price Fund related to the

T. ROWE PRICE Balanced Fund

fund’s investment therein. Annual management fee rates and amounts waived related to investments in the underlying Price Fund(s) for the six months ended
June 30, 2025, are as follows:
Total management fee waived was allocated ratably in the amounts of $619,000 and $535,000 for the Investor Class and I Class, respectively, for the six months ended June 30, 2025.
The fund may participate in securities purchase and sale transactions with other funds or accounts advised by Price Associates (cross trades), in accordance with procedures adopted by the fund’s Board and Securities and Exchange
Commission rules, which require, among other things, that such purchase and sale cross trades be effected at the independent current market price of the security. During the six months ended June 30, 2025, the fund had no purchases or sales cross trades with other funds or accounts advised by Price
Associates.
NOTE 8 - SEGMENT REPORTING
Operating segments are defined as components of a company that engage in business activities and for which discrete financial information is available and regularly reviewed by the chief operating decision maker (CODM) in deciding how to allocate resources and assess performance. The Management
Committee of Price Associates acts as the fund’s CODM. The fund makes investments in accordance with its investment objective as outlined in the
Prospectus and is considered one reportable segment because the CODM allocates resources and assesses the operating results of the fund on the whole.
($000s)
Effective
Management
Fee Rate
Management
Fee Waived
T. Rowe Price Inflation Protected Bond Fund - I
Class 0.17% $ 13
T. Rowe Price Institutional High Yield Fund -
Institutional Class 0.50% 492
T. Rowe Price Limited Duration Inflation Focused
Bond Fund - I Class 0.25% 10
T. Rowe Price Real Assets Fund - I Class 0.63% 639
Total Management Fee Waived $ 1,154

T. ROWE PRICE Balanced Fund

The fund’s revenue is derived from investments in a portfolio of securities.
The CODM allocates resources and assesses performance based on the operating results of the fund, which is consistent with the results presented in the statement of operations, statement of changes in net assets and financial highlights. The CODM compares the fund’s performance to its benchmark index and evaluates the positioning of the fund in relation to its investment objective.
The measure of segment assets is net assets of the fund which is disclosed in the statement of assets and liabilities.
The accounting policies of the segment are the same as those described in the summary of significant accounting policies. The financial statements include all details of the segment assets, segment revenue and expenses; and reflect the financial results of the segment.
NOTE 9 - OTHER MATTERS
Unpredictable environmental, political, social and economic events, including but not limited to, environmental or natural disasters, war and conflict, terrorism, geopolitical and regulatory developments (including trading and tariff arrangements), and public health epidemics or threats, may significantly affect the economy and the markets and issuers in which a fund invests. The extent and duration of such events and resulting market disruptions cannot be predicted. These and other similar events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-
existing political, social, and economic risks. The fund’s performance could be negatively impacted if the value of a portfolio holding were harmed by these or such events.

T. ROWE PRICE Balanced Fund

APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT AND
SUBADVISORY AGREEMENT
Each year, the fund’s Board of Directors (Board) considers the continuation of the investment management agreement (Advisory Contract) between the fund and its investment adviser, T. Rowe Price Associates, Inc. (Adviser), as well as the investment subadvisory agreement (Subadvisory Contract) that the Adviser has entered into with T. Rowe Price International Ltd (Subadviser) on behalf of the fund. In that regard, at a meeting held on March 12–13, 2025 (Meeting), the Board, including all of the fund’s independent directors present in person at the Meeting, approved the continuation of the fund’s Advisory Contract and Subadvisory
Contract. At the Meeting, the Board considered the factors and reached the conclusions described below relating to the selection of the Adviser and Subadviser and the approval of the Advisory Contract and Subadvisory Contract. The
independent directors were assisted in their evaluation of the Advisory Contract and Subadvisory Contract by independent legal counsel from whom they received separate legal advice and with whom they met separately.
In providing information to the Board, the Adviser was guided by a detailed set of requests for information submitted by independent legal counsel on behalf of the independent directors. In considering and approving the continuation of the
Advisory Contract and Subadvisory Contract, the Board considered the information it believed was relevant, including, but not limited to, the information discussed below. The Board considered not only the specific information presented in connection with the Meeting, but also the knowledge gained over time through interaction with the Adviser and Subadviser about various topics. The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the T. Rowe Price funds’ advisory contracts, including performance and the services and support provided to the funds and their shareholders.
Services Provided by the Adviser and Subadviser
The Board considered the nature, quality, and extent of the services provided to the fund by the Adviser and Subadviser. These services included, but were not limited to, directing the fund’s investments in accordance with its investment program and the overall management of the fund’s portfolio, as well as a variety of related activities such as financial, investment operations, and administrative services;
compliance; maintaining the fund’s records and registrations; and shareholder communications. The Board also reviewed the background and experience of the
Adviser’s and Subadviser’s senior management teams and investment personnel involved in the management of the fund, as well as the Adviser’s compliance record. The Board concluded that the information it considered with respect to the nature, quality, and extent of the services provided by the Adviser and Subadviser, as well as the other factors considered at the Meeting, supported the Board’s approval of the continuation of the Advisory Contract and Subadvisory Contract.

T. ROWE PRICE Balanced Fund

Investment Performance of the Fund
The Board took into account discussions with the Adviser and detailed reports that it regularly receives throughout the year on relative and absolute performance for the T. Rowe Price funds. In connection with the Meeting, the Board reviewed information provided by the Adviser that compared the fund’s total returns, as well as a wide variety of other previously agreed-upon performance measures and market data, against relevant benchmark indexes and peer groups of funds with similar investment programs for various periods through December 31, 2024.
Additionally, the Board reviewed the fund’s relative performance information as of September 30, 2024, which ranked the returns of the fund’s Investor Class for various periods against a universe of funds with similar investment programs selected by Broadridge, an independent provider of mutual fund data.
In the course of its deliberations, the Board considered performance information provided throughout the year and in connection with the Advisory Contract review at the Meeting, as well as information provided during investment review meetings conducted with portfolio managers and senior investment personnel during the course of the year regarding the fund’s performance. The Board also considered relevant factors, such as overall market conditions and trends that could adversely impact the fund’s performance, length of the fund’s performance track record, and how closely the fund’s strategies align with its benchmarks and peer groups.
The Board concluded that the information it considered with respect to the fund’s performance, as well as the other factors considered at the Meeting, supported the
Board’s approval of the continuation of the Advisory Contract.
Costs, Benefits, Profits, and Economies of Scale
The Board reviewed detailed information regarding the revenues received by the
Adviser under the Advisory Contract and other direct and indirect benefits that the Adviser (and its affiliates, including the Subadviser) may have realized from its relationship with the fund, including any research received under soft-dollar arrangements with broker-dealers. In considering soft-dollar arrangements, the
Board noted that, effective January 1, 2024, the Adviser began using brokerage commissions in connection with certain T. Rowe Price funds’ securities transactions to pay for research when permissible, and the Board considered that the Adviser may receive some benefit from soft-dollar arrangements pursuant to which research is received from broker-dealers that execute the applicable fund’s portfolio transactions.
APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT AND
SUBADVISORY AGREEMENT (continued)

T. ROWE PRICE Balanced Fund

The Board received information on the estimated costs incurred and profits realized by the Adviser from managing the T. Rowe Price funds. The Board also reviewed estimates of the profits realized from managing the fund in particular, and the
Board concluded that the Adviser’s profits were reasonable in light of the services provided to the fund.
The Board also considered whether the fund benefits under the fee levels set forth in the Advisory Contract or otherwise from any economies of scale realized by the Adviser. Under the Advisory Contract, the fund pays a fee to the Adviser for investment management services composed of two components – a group fee rate based on the combined average net assets of most of the T. Rowe Price funds (including the fund) that declines at certain asset levels and an individual fund fee rate based on the fund’s average daily net assets – and the fund pays its own expenses of operations. Under the Subadvisory Contract, the Adviser may pay the Subadviser up to 60% of the advisory fees that the Adviser receives from the fund. The group fee schedule is graduated so the rate decreases as total
T. Rowe Price fund assets increase and increases as total T. Rowe Price fund assets decrease. As a result, shareholders benefit from overall growth in T. Rowe
Price fund assets, which reduces the management fee rate for any fund that has a group fee component to its management fee, and reflects that certain resources utilized to operate the fund are shared with other T. Rowe Price funds thus allowing shareholders of those funds to share potential economies of scale.
The fund’s shareholders also benefit from potential economies of scale through a decline in certain operating expenses as the fund grows in size. However, the fund is also subject to contractual expense limitations that require the Adviser to waive its fees and/or bear any expenses that would otherwise cause the expenses of a share class of the fund to exceed a certain percentage based on the class’s net assets. The expense limitations mitigate the potential for an increase in operating expenses above a certain level that could impact shareholders.
In addition, the Board noted that the fund potentially shares in indirect economies of scale through the Adviser’s ongoing investments in its business in support of the T. Rowe Price funds, including investments in trading systems, technology, and regulatory support enhancements, and the ability to possibly negotiate lower fee arrangements with third-party service providers. The Board concluded that the advisory fee structure for the fund provides for a reasonable sharing of benefits from any economies of scale with the fund’s investors.
APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT AND
SUBADVISORY AGREEMENT (continued)

T. ROWE PRICE Balanced Fund

Fees and Expenses
The Board was provided with information regarding industry trends in management fees and expenses. Among other things, the Board reviewed data for peer groups that were compiled by Broadridge, which compared: (i) contractual management fees, actual management fees, nonmanagement expenses, and total expenses of the Investor Class of the fund with a group of competitor funds selected by
Broadridge (Expense Group); and (ii) actual management fees, nonmanagement expenses, and total expenses of the Investor Class of the fund with a broader set of funds within the Lipper investment classification (Expense Universe). The Board considered the fund’s contractual management fee rate, actual management fee rate (which reflects the management fees actually received from the fund by the
Adviser after any applicable waivers, reductions, or reimbursements), operating expenses, and total expenses (which reflect the net total expense ratio of the fund after any waivers, reductions, or reimbursements) in comparison with the information for the Broadridge peer groups. Broadridge generally constructed the peer groups by seeking the most comparable funds based on similar investment classifications and objectives, expense structure, asset size, and operating components and attributes and ranked funds into quintiles, with the first quintile representing the funds with the lowest relative expenses and the fifth quintile representing the funds with the highest relative expenses. The information provided to the Board for mixed-asset target allocation growth funds indicated that the fund’s contractual management fee ranked in the second quintile (Expense Group), the fund’s actual management fee rate ranked in the first quintile (Expense Group and
Expense Universe), and the fund’s total expenses ranked in the second quintile
(Expense Group) and first quintile (Expense Universe). At the request of the
Adviser, Broadridge also constructed peer groups consisting of balanced funds and the information provided to the Board indicated that the fund’s contractual management fee ranked in the first quintile (Expense Group), the fund’s actual management fee rate ranked in the second quintile (Expense Group) and first quintile (Expense Universe), and the fund’s total expenses ranked in the second quintile (Expense Group) and first quintile (Expense Universe).
The Adviser provided the Board with additional information with respect to the fund’s relative management fees and total expenses ranking in the fourth and fifth quintiles. The Board reviewed and considered the information provided relating to the fund, including other funds in the peer group, and other factors that the Board determined to be relevant.
APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT AND
SUBADVISORY AGREEMENT (continued)

T. ROWE PRICE Balanced Fund

The Board also reviewed the fee schedules for other investment portfolios with similar mandates that are advised or subadvised by the Adviser and its affiliates, including separately managed accounts for institutional and individual investors; subadvised funds; and other sponsored investment portfolios, including collective investment trusts and pooled vehicles organized and offered to investors outside the United States. The fee schedules, which are subject to change, may be negotiated under certain circumstances and may differ across regions. Management provided the Board with information about the Adviser’s responsibilities and services provided to subadvisory and other institutional account clients, including information about how the requirements and economics of the institutional domestic and international businesses are fundamentally different from those of the proprietary mutual fund and ETF (“registered fund”) business. The
Board considered information showing that the Adviser’s registered fund business is generally more complex from a business and compliance perspective than its other domestic and international businesses and considered various relevant factors, such as the broader scope of operations and oversight, more extensive shareholder communication infrastructure, greater asset flows, heightened business risks, and differences in applicable laws and regulations associated with the Adviser’s proprietary registered fund business. In assessing the reasonableness of the fund’s management fee rate, the Board considered the differences in the nature of the services required for the Adviser to manage its registered fund business versus managing a discrete pool of assets as a subadviser to another institution’s mutual fund or for an institutional account and that the Adviser generally performs significant additional services and assumes greater risk in managing the fund and other T. Rowe Price funds than it does for institutional account clients, including subadvised funds.
On the basis of the information provided and the factors considered, the Board concluded that the fees paid by the fund under the Advisory Contract are reasonable.
Approval of the Advisory Contract and Subadvisory Contract
As noted, the Board approved the continuation of the Advisory Contract and
Subadvisory Contract. No single factor was considered in isolation or to be determinative to the decision. Rather, the Board concluded, in light of a weighting and balancing of all factors considered, that it was in the best interests of the fund and its shareholders for the Board to approve the continuation of the Advisory
Contract and Subadvisory Contract (including the fees to be charged for services thereunder).
APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT AND
SUBADVISORY AGREEMENT (continued)

1307 Point Street
Baltimore, Maryland 21231
T. Rowe Price Investment Services, Inc.
Call 1-800-225-5132 to request a prospectus or summary prospectus; each includes investment objectives, risks, fees, expenses, and other information that you should read and consider carefully before investing.
F68-051 8/25

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Remuneration paid to Directors is included in Item 7 of this Form N-CSR.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

If applicable, see Item 7.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

There has been no change to the procedures by which shareholders may recommend nominees to the registrant’s board of directors.

Item 16. Controls and Procedures.

(a)  The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b)  The registrant’s principal executive officer and principal financial officer are aware of no change in the registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

(a)(1)	The registrant’s code of ethics pursuant to Item 2 of Form N-CSR is filed with the registrant’s annual Form N-CSR.

(2)	Listing standards relating to recovery of erroneously awarded compensation: Not applicable.

(3)

Separate certifications by the registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(b)

A certification by the registrant’s principal executive officer and principal financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(b) under the Investment Company Act of 1940, is attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price Balanced Fund, Inc.
By	/s/ David Oestreicher
David Oestreicher
Principal Executive Officer

Date	August 19, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ David Oestreicher
David Oestreicher
Principal Executive Officer

Date	August 19, 2025

By	/s/ Alan S. Dupski
Alan S. Dupski
Principal Financial Officer

Date	August 19, 2025